UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s PGIM Real Assets Fund and PGIM Global Dynamic Bond Fund (fka PGIM Global Absolute Return Bond Fund )(the “Funds”))

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	4/30/2019

Item 1 – Reports to Stockholders

PGIM REAL ASSETS FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term real return

This report presents the consolidated results of the PGIM Real Assets Fund and the PGIM Real Assets Subsidiary, Ltd.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Real Assets Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Real Assets Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Assets Fund

June 14, 2019

PGIM Real Assets Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	5.96	–4.80	–1.38	0.57 (12/30/10)
Class B	5.58	–5.20	–1.23	0.48 (12/30/10)
Class C	5.65	–0.94	–0.98	0.51 (12/30/10)
Class Z	6.25	1.10	0.02	1.53 (12/30/10)
Class R6	6.29	1.16	N/A	0.15 (1/23/15)
Customized Blend Index
	5.22	1.71	–0.34	—
Bloomberg Barclays US TIPS Index
	4.60	3.11	1.74	—
Lipper Flexible Portfolio Funds Average**
	5.32	2.44	3.51	—
Lipper Customized Average**
	4.75	0.12	–0.30	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**The Fund’s performance is compared to a customized Lipper Universe comprised of real asset funds, although Lipper classifies the Fund in its Flexible Portfolio Funds universe. The Fund is compared to the customized Lipper Universe because the Fund’s investment manager believes that these funds provide a more appropriate basis for Fund performance comparisons.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Averages are measured from closest month-end to the class’ inception date.

6	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6*
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (Customized Blend) is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), Morgan Stanley Capital International World Real Estate Net Dividend Index (33.3%), and Bloomberg Barclays US TIPS Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME). The MSCI World Real Estate Net Dividend Index is a sub-index of the MSCI World Index and represents only securities in the GICS Real Estate Industry Group. The Net Dividend version of the MSCI World Real Estate Index reflects the impact of the maximum withholding taxes on reinvested dividends. The average annual total returns for the Customized Blend measured from the month-end closest to the inception date of the Fund’s Class A, Class B, Class C, and Class Z shares are 0.86% and 0.72% for Class R6 shares.

PGIM Real Assets Fund	7

Your Fund’s Performance (continued)

Bloomberg Barclays US TIPS Index—The Bloomberg Barclays US Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the US Treasury. The average annual total returns for the TIPS Index measured from the month-end closest to the inception date of the Fund’s Class A, Class B, Class C, and Class Z shares are 2.72% and 1.23% for Class R6 shares.

Lipper Flexible Portfolio Funds Average—The Lipper Flexible Portfolio Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Flexible Portfolio Funds universe for the periods noted. Funds in the Lipper Average allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class B, Class C, and Class Z shares are 4.94% and 3.86% for Class R6 shares.

Lipper Customized Average—Funds within this peer group have a real return objective (i.e., return in excess of inflation) and invest in real assets (e.g., real estate, commodities, infrastructure, etc.) to achieve this goal. Note that some competitors may also invest in additional asset classes to achieve their goal (e.g., traditional stocks and bonds, currencies, ETFs). The average annual total returns for the Lipper Customized Average measured from the month-end closest to the inception date of the Fund’s Class A, Class B, Class C, and Class Z shares are 0.91% and 1.46% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/19 (%)
PGIM Global Real Estate Fund (Class R6), Global Real Estate	27.2
PGIM Jennison Global Infrastructure Fund (Class R6), Utilities/Infrastructure	12.2
PGIM Jennison MLP Fund (Class R6), Master Limited Partnerships (MLPs)	7.4
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.125%, 01/15/23	4.2
U.S. Treasury Inflation Indexed Bonds, TIPS, 2.375%, 01/15/25	3.1

Holdings reflect only long-term investments and are subject to change.

Allocations expressed as a percentage of net assets as of 4/30/19 (%)
U.S. Treasury Obligations	32.8
Global Real Estate	27.2
Utilities/Infrastructure	12.2
Master Limited Partnerships (MLPs)	7.4
Natural Resources	2.5

Compositions reflect only long-term investments and are subject to change.

8	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Real Assets Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Assets Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,059.60	1.29%	$6.59
	Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46
Class B	Actual	$1,000.00	$1,055.80	2.20%	$11.21
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99
Class C	Actual	$1,000.00	$1,056.50	2.02%	$10.30
	Hypothetical	$1,000.00	$1,014.78	2.02%	$10.09
Class Z	Actual	$1,000.00	$1,062.50	0.93%	$4.76
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
Class R6	Actual	$1,000.00	$1,062.90	0.85%	$4.35
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

10	Visit our website at pgiminvestments.com

Consolidated Schedule of Investments (unaudited)

as of April 30, 2019

Description			Shares	Value
LONG-TERM INVESTMENTS 82.1%

AFFILIATED MUTUAL FUNDS 49.3%
PGIM Global Real Estate Fund (Class R6)			1,210,672	$30,605,789
PGIM Jennison Global Infrastructure Fund (Class R6)			985,476	13,717,829
PGIM Jennison MLP Fund (Class R6)			1,180,835	8,277,654
PGIM Jennison Natural Resources Fund (Class R6)			82,047	2,825,708

TOTAL AFFILIATED MUTUAL FUNDS (cost $50,337,429)(w)				55,426,980

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS 32.8%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	1,194	1,184,971
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	2,099	2,082,552
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	520	514,596
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	4,823	4,774,820
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/24	239	237,010
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	480	475,133
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	1,020	1,009,263
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	707	712,764
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	2,172	2,195,324
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	2,276	2,297,184
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	38	35,914
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	185	178,513
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	773	736,570
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	785	770,290
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	837	846,205
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	553	559,711
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	2,432	2,461,063
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	01/15/20	462	465,141
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	1,160	1,272,131
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	1,924	2,120,978
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	1,592	1,751,106
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	380	471,444
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	306	381,596
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	3,178	3,523,959
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	1,303	1,485,433
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	441	521,923
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	142	191,227

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	11

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%	04/15/28	828	$1,048,655
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	1,937	2,552,780

TOTAL U.S. TREASURY OBLIGATIONS (cost $36,526,897)				36,858,256

TOTAL LONG-TERM INVESTMENTS (cost $86,864,326)				92,285,236

			Shares
SHORT-TERM INVESTMENTS 18.0%

AFFILIATED MUTUAL FUND 1.3%
PGIM Core Ultra Short Bond Fund (cost $1,437,784)(w)			1,437,784	1,437,784

UNAFFILIATED FUND 4.9%
Dreyfus Treasury Securities Cash Management (cost $5,515,152)(bb)			5,515,152	5,515,152

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(bb)(k)(n) 11.8%
U.S. Treasury Bills	2.415%	06/20/19	3,550	3,538,264
U.S. Treasury Bills	2.423	06/20/19	9,350	9,319,090
U.S. Treasury Bills	2.430	06/20/19	400	398,678

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,255,554)				13,256,032

TOTAL SHORT-TERM INVESTMENTS (cost $20,208,490)				20,208,968

TOTAL INVESTMENTS 100.1% (cost $107,072,816)				112,494,204
Liabilities in excess of other assets(z) (0.1)%				(72,121)

NET ASSETS 100.0%				$112,422,083

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

LME—London Metal Exchange

See Notes to Consolidated Financial Statements.

12

MLP—Master Limited Partnership

OTC—Over-the-counter

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

TIPS—Treasury Inflation-Protected Securities

ULSD—Ultra-Low Sulfur Diesel

WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:

Commodity Futures contracts outstanding at April 30, 2019(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
	Long Positions:
18	Brent Crude	Jul. 2019	$1,297,080	$—
6	Coffee ‘C’	Jul. 2019	209,588	6,525
18	Copper	Jul. 2019	1,306,800	15,975
48	Corn	Jul. 2019	870,000	12,600
6	Cotton No. 2	Jul. 2019	230,340	(4,917)
7	Gasoline RBOB	Jun. 2019	607,639	(3,446)
39	Gold 100 OZ	Jun. 2019	5,014,230	(147,030)
7	Hard Red Winter Wheat	Jul. 2019	137,900	(6,125)
6	Lean Hogs	Jun. 2019	211,740	(14,090)
13	Live Cattle	Jun. 2019	594,100	(24,741)
7	LME Nickel	May 2019	510,195	(34,041)
17	LME PRI Aluminum	May 2019	753,525	(44,387)
10	LME Zinc	May 2019	728,750	18,750
7	Low Sulphur Gas Oil	May 2019	446,600	12,804
44	Natural Gas	Jun. 2019	1,133,000	6,380
14	No. 2 Soft Red Winter Wheat	Jul. 2019	300,125	(8,750)
5	NY Harbor ULSD	Jun. 2019	436,359	(4,641)
7	Silver	Jul. 2019	524,440	875
15	Soybean	Jul. 2019	640,500	(13,875)
16	Soybean Meal	Jul. 2019	480,160	(15,360)
13	Soybean Oil	Jul. 2019	217,464	(468)
33	Sugar #11 (World)	Jul. 2019	456,086	(13,306)
26	WTI Crude	Jun. 2019	1,661,660	1,560

				(259,708)

	Short Positions:
1	LME Nickel	May 2019	72,885	6,249

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	13

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Commodity Futures contracts outstanding at April 30, 2019(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
	Short Positions (cont’d):
1	LME PRI Aluminum	May 2019	$44,325	$3,919
2	LME Zinc	May 2019	145,750	(212)

				9,956

				$(249,752)

(1)	Represents positions held in the Subsidiary.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$—	$3,538,264
Morgan Stanley & Co. LLC	—	398,678

Total	$—	$3,936,942

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$56,864,764	$—	$—
U.S. Treasury Obligations	—	50,114,288	—
Unaffiliated Fund	5,515,152	—	—
Other Financial Instruments*
Commodity Futures Contracts	(249,752)	—	—

Total	$62,130,164	$50,114,288	$—

See Notes to Consolidated Financial Statements.

14

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Fund Composition:

The fund composition of investments (excluding derivatives) and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

U.S. Treasury Obligations	44.6%
Global Real Estate	27.2
Utilities/Infrastructure	12.2
Master Limited Partnerships (MLPs)	7.4
Government Money Market	4.9
Natural Resources	2.5
Core Ultra Short Bond	1.3

100.1
Liabilities in excess of other assets	(0.1)

100.0%

Effects of Derivative Instruments on the Consolidated Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2019 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker—variation margin futures	$85,637	*	Due from/to broker—variation margin futures	$335,389	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	15

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2019

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended April 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(1,106,063)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$649,255

For the six months ended April 30, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$24,458,824	$474,943

(1)	Notional Amount in USD.

See Notes to Consolidated Financial Statements.

16

Consolidated Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value:
Affiliated investments (cost $51,775,213)	$56,864,764
Unaffiliated investments (cost $55,297,603)	55,629,440
Receivable for investments sold	1,271,395
Dividends and interest receivable	105,042
Due from broker—variation margin futures	29,959
Receivable for Fund shares sold	17,433
Prepaid expenses	360

Total Assets	113,918,393

Liabilities
Payable for investments purchased	1,365,034
Accrued expenses and other liabilities	96,950
Payable for Fund shares reacquired	19,347
Affiliated transfer agent fee payable	6,544
Management fee payable	5,697
Distribution fee payable	2,682
Dividends payable	56

Total Liabilities	1,496,310

Net Assets	$112,422,083

Net assets were comprised of:
Shares of beneficial interest, at par	$11,888
Paid-in capital in excess of par	121,480,219
Total distributable earnings (loss)	(9,070,024)

Net assets, April 30, 2019	$112,422,083

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	17

Consolidated Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Class A
Net asset value and redemption price per share, ($5,458,493 ÷ 577,935 shares of beneficial interest issued and outstanding)	$9.44
Maximum sales charge (5.50% of offering price)	0.55

Maximum offering price to public	$9.99

Class B
Net asset value, offering price and redemption price per share,
($240,397 ÷ 25,594 shares of beneficial interest issued and outstanding)	$9.39

Class C
Net asset value, offering price and redemption price per share,
($1,627,820 ÷ 173,333 shares of beneficial interest issued and outstanding)	$9.39

Class Z
Net asset value, offering price and redemption price per share,
($65,339,611 ÷ 6,906,090 shares of beneficial interest issued and outstanding)	$9.46

Class R6
Net asset value, offering price and redemption price per share,
($39,755,762 ÷ 4,205,324 shares of beneficial interest issued and outstanding)	$9.45

See Notes to Consolidated Financial Statements.

18

Consolidated Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Affiliated dividend income	$1,075,712
Interest income (net of inflationary and deflationary adjustments)	427,646
Unaffiliated dividend income	107,846

Total income	1,611,204

Expenses
Management fee	453,884
Distribution fee(a)	17,753
Custodian and accounting fees	63,780
Transfer agent’s fees and expenses (including affiliated expense of $22,991)(a)	35,493
Registration fees(a)	33,328
Audit fee	24,632
Shareholders’ reports	19,873
Legal fees and expenses	9,724
Trustees’ fees	6,957
Miscellaneous	7,106

Total expenses	672,530
Less: Fee waiver and/or expense reimbursement(a)	(382,307)
Distribution fee waiver(a)	(1,334)

Net expenses	288,889

Net investment income (loss)	1,322,315

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(750,654))	(623,373)
Affiliated net capital gain distributions received	636,664
Futures transactions	(1,106,063)

(1,092,772)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,631,915)	7,022,133
Futures	649,255
Foreign currencies	227

7,671,615

Net gain (loss) on investment and foreign currency transactions	6,578,843

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,901,158

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	19

Consolidated Statement of Operations (unaudited)

Six Months Ended April 30, 2019

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	8,006	1,326	8,421	—	—
Transfer agent’s fees and expenses	5,075	741	1,408	28,164	105
Registration fees	9,694	5,876	5,876	5,933	5,949
Fee waiver and/or expense reimbursement	(24,477)	(6,886)	(10,531)	(198,423)	(141,990)
Distribution fee waiver	(1,334)	—	—	—	—

See Notes to Consolidated Financial Statements.

20

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,322,315	$2,912,175
Net realized gain (loss) on investment transactions	(1,729,436)	1,258,896
Affiliated net capital gain distributions received	636,664	768,609
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	7,671,615	(8,555,355)

Net increase (decrease) in net assets resulting from operations	7,901,158	(3,615,675)

Dividends and Distributions
Distributions from distributable earnings
Class A	(41,020)	(100,796)
Class B	(1,000)	(3,537)
Class C	(7,830)	(22,168)
Class Z	(694,961)	(1,696,003)
Class R6	(433,553)	(1,241,952)

	(1,178,364)	(3,064,456)

Tax return of capital distributions
Class A	—	(1,379)
Class B	—	(48)
Class C	—	(303)
Class Z	—	(23,205)
Class R6	—	(16,993)

	—	(41,928)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	22,684,629	17,773,621
Net asset value of shares issued in reinvestment of dividends and distributions	1,178,175	3,105,671
Cost of shares reacquired	(49,925,289)	(46,914,334)

Net increase (decrease) in net assets from Fund share transactions	(26,062,485)	(26,035,042)

Total increase (decrease)	(19,339,691)	(32,757,101)

Net Assets:

Beginning of period	131,761,774	164,518,875

End of period	$112,422,083	$131,761,774

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	21

Notes to Consolidated Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on January 28, 2000. The Trust currently consists of six funds: PGIM Global Dynamic Bond Fund (formerly known as PGIM Global Absolute Return Bond Fund), PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund (formerly known as PGIM Unconstrained Bond Fund), each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act. These consolidated financial statements relate only to the PGIM Real Assets Fund (the “Fund”).

The investment objective of the Fund is to seek long-term real return.

The Fund wholly owns and controls the PGIM Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Trust’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations (except as discussed below), and follows the same compliance policies and procedures as the Fund. The consolidated financial statements of the Fund include the financial results of the Subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment objective as the Fund. The Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary

22

invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools in accordance with Commodity Futures Trading Commission rule amendments.

As of April 30, 2019, the Subsidiary had net assets of $18,805,400 representing 16.7% of the Fund’s net assets.

1. Accounting Policies

The Fund and the Subsidiary (collectively hereafter, the “Fund”) follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Real Assets Fund	23

Notes to Consolidated Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Consolidated Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the

24

general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held

PGIM Real Assets Fund	25

Notes to Consolidated Financial Statements (unaudited) (continued)

at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs). The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Inflation-Protected Securities: The Fund invests in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For

26

example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial and/or commodity futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates and to gain exposure to commodities. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Fund invested in financial futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where

PGIM Real Assets Fund	27

Notes to Consolidated Financial Statements (unaudited) (continued)

applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadvisers’ performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

28

PGIM Investments has entered into subadvisory agreements with QMA LLC (“QMA”) (formerly known as Quantitative Management Associates, LLC) and PGIM, Inc. (on behalf of its PGIM Fixed Income unit). The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PGIM Investments pays the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Fund’s average daily net assets up to and including $3 billion, 0.58% on the next $2 billion of average daily net assets, 0.57% on the next $5 billion of average daily net assets and 0.56% of the average daily net assets in excess of $10 billion (including the Subsidiary). The effective consolidated management fee rate before any waivers and/or expense reimbursements was 0.72% for the reporting period ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit net annual operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including acquired fund dividend and interest expense on short sales), brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses (including acquired fund taxes), transfer agency expenses (including sub-transfer agency and networking fees), and extraordinary expenses) of each class of shares to 0.85% of the Fund’s average daily net assets. Separately, the Manager has contractually agreed, through February 29, 2020 to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 2.20% of average daily net assets for Class B shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses) extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In

PGIM Real Assets Fund	29

Notes to Consolidated Financial Statements (unaudited) (continued)

consideration for these services, the Subsidiary pays the Manager a monthly fee at the annual rate of 0.60% of the Subsidiary’s average daily net assets up to and including $3 billion, 0.58% on the next $2 billion of average daily net assets, 0.57% on the next $5 billion of average daily net assets and 0.56% of the average daily net assets in excess of $10 billion. The Manager has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. The Manager also has entered into two separate Subadvisory Agreements with QMA and PGIM, Inc. relating to the Subsidiary.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. Through February 29, 2020, PIMS has contractually agreed to limit such fees to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended April 30, 2019, PIMS received $548 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $48 and $33 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

30

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $14,937,871 and $35,983,463, respectively. The aggregate cost of purchases and proceeds from sale of U.S. government securities represent $16,898,344 and $14,863,218, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

Affiliated mutual funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales		Change in Unrealized Gain (Loss)
PGIM Core Ultra Short Bond Fund*	$496,640	$29,265,600	$28,324,456		$—
PGIM Floating Rate Income Fund (Class R6)*	3,438,872	17,600	3,396,664		26,891
PGIM Global Real Estate Fund (Class R6)	32,311,603	9,151,659	13,737,000		3,033,254
PGIM Jennison Global Infrastructure Fund (Class R6)*	13,909,191	4,305,058	6,263,100		1,935,781
PGIM Jennison MLP Fund (Class R6)*	13,080,131	758,795	6,123,986	**	973,938
PGIM Jennison Natural Resources Fund (Class R6)*	9,025,601	704,759	6,636,800		(337,949)

	$72,262,038	$44,203,471	$64,482,006		$5,631,915

Affiliated mutual funds	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distrib.
PGIM Core Ultra Short Bond Fund*	$—	$1,437,784	1,437,784	$17,123	$—
PGIM Floating Rate Income Fund (Class R6)*	(86,699)	—	—	16,769	—
PGIM Global Real Estate Fund (Class R6)	(153,727)	30,605,789	1,210,672	640,494	636,664
PGIM Jennison Global Infrastructure Fund (Class R6)*	(169,101)	13,717,829	985,476	135,258	—

PGIM Real Assets Fund	31

Notes to Consolidated Financial Statements (unaudited) (continued)

Affiliated mutual funds	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distrib.
PGIM Jennison MLP Fund (Class R6)*	$(411,224)	$8,277,654	1,180,835	$152,209	$—
PGIM Jennison Natural Resources Fund (Class R6)*	70,097	2,825,708	82,047	113,859	—

	$(750,654)	$56,864,764		$1,075,712	$636,664

*	The Funds did not have any capital gain distributions during the reporting period.
**	Amount includes return of capital distribution.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2019 were as follows:

Tax Basis	$120,365,580

Gross Unrealized Appreciation	5,507,025
Gross Unrealized Depreciation	(13,628,153)

Net Unrealized Depreciation	$(8,121,128)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after

32

purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 3,977,325 Class Z shares of the Fund. At reporting period end, six shareholders of record, each holding greater than 5% of the Fund, held 74% of the Fund’s outstanding shares, of which 40% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	31,346	$287,128
Shares issued in reinvestment of dividends and distributions	4,646	41,020
Shares reacquired	(68,182)	(622,998)

Net increase (decrease) in shares outstanding before conversion	(32,190)	(294,850)
Shares issued upon conversion from other share class(es)	10,155	92,863
Shares reacquired upon conversion into other share class(es)	(11,327)	(102,018)

Net increase (decrease) in shares outstanding	(33,362)	$(304,005)

Year ended October 31, 2018:
Shares sold	106,623	$1,009,366
Shares issued in reinvestment of dividends and distributions	10,827	102,175
Shares reacquired	(223,252)	(2,117,056)

Net increase (decrease) in shares outstanding before conversion	(105,802)	(1,005,515)
Shares issued upon conversion from other share class(es)	10,906	103,826
Shares reacquired upon conversion into other share class(es)	(4,062)	(38,361)

Net increase (decrease) in shares outstanding	(98,958)	$(940,050)

PGIM Real Assets Fund	33

Notes to Consolidated Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended April 30, 2019:
Shares issued in reinvestment of dividends and distributions	117	$1,001
Shares reacquired	(2,440)	(21,944)

Net increase (decrease) in shares outstanding before conversion	(2,323)	(20,943)
Shares reacquired upon conversion into other share class(es)	(8,132)	(73,152)

Net increase (decrease) in shares outstanding	(10,455)	$(94,095)

Year ended October 31, 2018:
Shares issued in reinvestment of dividends and distributions	379	$3,585
Shares reacquired	(7,597)	(71,453)

Net increase (decrease) in shares outstanding before conversion	(7,218)	(67,868)
Shares reacquired upon conversion into other share class(es)	(9,905)	(93,876)

Net increase (decrease) in shares outstanding	(17,123)	$(161,744)

Class C
Six months ended April 30, 2019:
Shares sold	5,104	$44,280
Shares issued in reinvestment of dividends and distributions	909	7,830
Shares reacquired	(30,294)	(273,860)

Net increase (decrease) in shares outstanding before conversion	(24,281)	(221,750)
Shares reacquired upon conversion into other share class(es)	(2,086)	(19,711)

Net increase (decrease) in shares outstanding	(26,367)	$(241,461)

Year ended October 31, 2018:
Shares sold	2,310	$21,509
Shares issued in reinvestment of dividends and distributions	2,360	22,259
Shares reacquired	(77,306)	(730,263)

Net increase (decrease) in shares outstanding before conversion	(72,636)	(686,495)
Shares reacquired upon conversion into other share class(es)	(5,283)	(49,992)

Net increase (decrease) in shares outstanding	(77,919)	$(736,487)

Class Z
Six months ended April 30, 2019:
Shares sold	316,113	$2,876,352
Shares issued in reinvestment of dividends and distributions	78,449	694,771
Shares reacquired	(2,325,343)	(20,839,890)

Net increase (decrease) in shares outstanding before conversion	(1,930,781)	(17,268,767)
Shares issued upon conversion from other share class(es)	11,302	102,018

Net increase (decrease) in shares outstanding	(1,919,479)	$(17,166,749)

Year ended October 31, 2018:
Shares sold	1,222,676	$11,643,262
Shares issued in reinvestment of dividends and distributions	182,000	1,718,707
Shares reacquired	(1,553,275)	(14,778,664)

Net increase (decrease) in shares outstanding before conversion	(148,599)	(1,416,695)
Shares issued upon conversion from other share class(es)	8,240	78,403

Net increase (decrease) in shares outstanding	(140,359)	$(1,338,292)

34

Class R6	Shares	Amount
Six months ended April 30, 2019:
Shares sold	2,170,190	$19,476,869
Shares issued in reinvestment of dividends and distributions	48,859	433,553
Shares reacquired	(3,004,123)	(28,166,597)

Net increase (decrease) in shares outstanding	(785,074)	$(8,256,175)

Year ended October 31, 2018:
Shares sold	535,934	$5,099,484
Shares issued in reinvestment of dividends and distributions	133,100	1,258,945
Shares reacquired	(3,086,317)	(29,216,898)

Net increase (decrease) in shares outstanding	(2,417,283)	$(22,858,469)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in Fund’s Prospectus, is not subject to all the investor protections of the 1940 Act. The IRS has proposed regulations that if finalized in current form would require the Subsidiary to distribute its income on an annual basis in order for such income to be considered

PGIM Real Assets Fund	35

Notes to Consolidated Financial Statements (unaudited) (continued)

qualifying Regulated Investment Company (“RIC”) income for tax purposes. Changes in the laws of the Cayman Islands, under which the Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no

36

willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in Treasury Inflation Protected Securities (TIPS): The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if a Fund purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period a Fund holds TIPS, the Fund may earn less on the security than on a conventional bond.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in

PGIM Real Assets Fund	37

Notes to Consolidated Financial Statements (unaudited) (continued)

addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

38

Consolidated Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019		Year Ended October 31,			Eight Months Ended October 31, 2015(a)	Year Ended February 28,
			2018	2017	2016		2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.98		$9.44	$9.36	$9.36	$10.15	$10.64	$10.51
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.14	0.12	0.07	0.05	0.11	0.10
Net realized and unrealized gain (loss) on investment transactions	0.45		(0.44)	0.12	0.04	(0.75)	0.12	0.11
Total from investment operations	0.53		(0.30)	0.24	0.11	(0.70)	0.23	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.16)	(0.12)	(0.08)	(0.06)	(0.13)	(0.08)
Tax return of capital distributions	-		- (c)	(0.04)	-	- (c)	-	-
Distributions from net realized gains	-		-	- (c)	(0.03)	(0.03)	(0.59)	-
Total dividends and distributions	(0.07)		(0.16)	(0.16)	(0.11)	(0.09)	(0.72)	(0.08)
Net asset value, end of period	$9.44		$8.98	$9.44	$9.36	$9.36	$10.15	$10.64
Total Return(d):	5.96%		(3.25)%	2.60%	1.17%	(6.89)%	2.15%	2.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,458		$5,487	$6,702	$8,260	$9,875	$11,396	$12,094
Average net assets (000)	$5,382		$6,032	$7,589	$9,456	$11,060	$12,020	$13,203
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.82%	(g)	0.77%	0.66%	0.65%	0.49% (g)	0.47%	0.81%
Expenses before waivers and/or expense reimbursement	1.79%	(g)	1.77%	1.28%	1.29%	1.33% (g)	1.37%	1.43%
Net investment income (loss)	1.79%	(g)	1.50%	1.33%	0.80%	0.82% (g)	1.00%	0.93%
Portfolio turnover rate(h)	32%		77%	96%	99%	48%	67%	114%

(a)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	39

Consolidated Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30, 2019		Year Ended October 31,			Eight Months Ended October 31, 2015(a)		Year Ended February 28,
			2018	2017	2016			2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.93		$9.40	$9.32	$9.34	$10.14		$10.62	$10.49
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.05	0.05	- (c)	-	(c)	0.02	0.02
Net realized and unrealized gain (loss) on investment transactions	0.46		(0.44)	0.12	0.04	(0.76)		0.15	0.11
Total from investment operations	0.50		(0.39)	0.17	0.04	(0.76)		0.17	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.08)	(0.07)	(0.03)	(0.01)		(0.06)	-	(c)
Tax return of capital distributions	-		- (c)	(0.02)	-	-	(c)	-	-
Distributions from net realized gains	-		-	- (c)	(0.03)	(0.03)		(0.59)	-
Total dividends and distributions	(0.04)		(0.08)	(0.09)	(0.06)	(0.04)		(0.65)	-	(c)
Net asset value, end of period	$9.39		$8.93	$9.40	$9.32	$9.34		$10.14	$10.62
Total Return(d):	5.58%		(4.22)%	1.85%	0.44%	(7.45)%		1.48%	1.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$240		$322	$500	$783	$1,175		$1,440	$1,517
Average net assets (000)	$267		$430	$598	$945	$1,296		$1,548	$1,421
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.72%	(g)	1.70%	1.41%	1.40%	1.24%	(g)	1.22%	1.56%
Expenses before waivers and/or expense reimbursement	6.91%	(g)	5.58%	1.97%	1.99%	2.03%	(g)	2.07%	2.13%
Net investment income (loss)	0.86%	(g)	0.56%	0.59%	0.04%	0.05%	(g)	0.23%	0.22%
Portfolio turnover rate(h)	32%		77%	96%	99%	48%		67%	114%

(a)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

40

Class C Shares
	Six Months Ended April 30, 2019		Year Ended October 31,			Eight Months Ended October 31, 2015(a)		Year Ended February 28,
			2018	2017	2016			2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.93		$9.39	$9.32	$9.34	$10.13		$10.62	$10.48
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.07	0.05	- (c)	-	(c)	0.01	0.02
Net realized and unrealized gain (loss) on investment transactions	0.45		(0.43)	0.11	0.04	(0.75)		0.15	0.12
Total from investment operations	0.50		(0.36)	0.16	0.04	(0.75)		0.16	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.10)	(0.07)	(0.03)	(0.01)		(0.06)	-	(c)
Tax return of capital distributions	-		- (c)	(0.02)	-	-	(c)	-	-
Distributions from net realized gains	-		-	- (c)	(0.03)	(0.03)		(0.59)	-
Total dividends and distributions	(0.04)		(0.10)	(0.09)	(0.06)	(0.04)		(0.65)	-	(c)
Net asset value, end of period	$9.39		$8.93	$9.39	$9.32	$9.34		$10.13	$10.62
Total Return(d):	5.65%		(3.93)%	1.74%	0.44%	(7.36)%		1.38%	1.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,628		$1,783	$2,607	$3,072	$3,817		$4,663	$3,726
Average net assets (000)	$1,698		$2,178	$2,932	$3,291	$4,291		$4,320	$4,116
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.54%	(g)	1.49%	1.41%	1.40%	1.24%	(g)	1.22%	1.56%
Expenses before waivers and/or expense reimbursement	2.79%	(g)	2.70%	1.98%	1.99%	2.03%	(g)	2.07%	2.13%
Net investment income (loss)	1.03%	(g)	0.78%	0.56%	0.02%	0.07%	(g)	0.14%	0.17%
Portfolio turnover rate(h)	32%		77%	96%	99%	48%		67%	114%

(a)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	41

Consolidated Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2019		Year Ended October 31,			Eight Months Ended October 31, 2015(a)	Year Ended February 28,
			2018	2017	2016		2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.99		$9.45	$9.38	$9.37	$10.17	$10.65	$10.52
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.17	0.15	0.09	0.07	0.11	0.11
Net realized and unrealized gain (loss) on investment transactions	0.47		(0.44)	0.10	0.05	(0.76)	0.16	0.12
Total from investment operations	0.56		(0.27)	0.25	0.14	(0.69)	0.27	0.23
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.19)	(0.14)	(0.10)	(0.06)	(0.16)	(0.10)
Tax return of capital distributions	-		- (c)	(0.04)	-	(0.02)	-	-
Distributions from net realized gains	-		-	- (c)	(0.03)	(0.03)	(0.59)	-
Total dividends and distributions	(0.09)		(0.19)	(0.18)	(0.13)	(0.11)	(0.75)	(0.10)
Net asset value, end of period	$9.46		$8.99	$9.45	$9.38	$9.37	$10.17	$10.65
Total Return(d):	6.25%		(2.91)%	2.74%	1.50%	(6.83)%	2.51%	2.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$65,340		$79,349	$84,752	$94,614	$88,784	$99,800	$68,174
Average net assets (000)	$70,069		$85,493	$94,426	$91,393	$94,841	$83,675	$60,758
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.45%	(g)	0.42%	0.41%	0.40%	0.24% (g)	0.22%	0.56%
Expenses before waivers and/or expense reimbursement	1.02%	(g)	0.99%	0.98%	0.99%	1.03% (g)	1.07%	1.13%
Net investment income (loss)	2.08%	(g)	1.83%	1.57%	0.99%	1.06% (g)	1.07%	1.08%
Portfolio turnover rate(h)	32%		77%	96%	99%	48%	67%	114%

(a)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

42

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31,			Eight Months Ended October 31, 2015(b)	January 23, 2015(a) through February 28, 2015
			2018	2017	2016
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$8.98		$9.44	$9.37	$9.36	$10.16	$10.15
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.18	0.15	0.10	0.08	(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.46		(0.44)	0.11	0.05	(0.77)	0.05
Total from investment operations	0.56		(0.26)	0.26	0.15	(0.69)	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.20)	(0.15)	(0.11)	(0.07)	-
Tax return of capital distributions	-		- (d)	(0.04)	-	(0.01)	-
Distributions from net realized gains	-		-	- (d)	(0.03)	(0.03)	-
Total dividends and distributions	(0.09)		(0.20)	(0.19)	(0.14)	(0.11)	-
Net asset value, end of period	$9.45		$8.98	$9.44	$9.37	$9.36	$10.16
Total Return(e):	6.29%		(2.85)%	2.83%	1.58%	(6.78)%	0.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,756		$44,822	$69,957	$65,833	$53,463	$10
Average net assets (000)	$50,009		$64,112	$71,614	$60,978	$29,985	$10
Ratios to average net assets(f)(g):
Expenses after waivers and/or expense reimbursement	0.38%	(h)	0.36%	0.32%	0.32%	0.15% (h)	0.15%	(h)
Expenses before waivers and/or expense reimbursement	0.95%	(h)	0.92%	0.89%	0.91%	0.94% (h)	1.06%	(h)
Net investment income (loss)	2.18%	(h)	1.93%	1.58%	1.08%	1.33% (h)	(3.50)%	(h)
Portfolio turnover rate(i)	32%		77%	96%	99%	48%	67%

(a)	Commencement of offering.
(b)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(c)	Calculated based on average shares outstanding during the period.
(d)	Less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Does not include expenses of the underlying funds in which the Fund invests.
(h)	Annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	43

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Assets Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ASSETS FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	PUDAX	PUDBX	PUDCX	PUDZX	PUDQX
CUSIP	74440K819	74440K793	74440K785	74440K777	74440K744

MF207E2

PGIM GLOBAL DYNAMIC BOND FUND

(Formerly known as the PGIM Global Absolute Return Bond Fund)

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek positive returns over the long term, regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Global Dynamic Bond Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Global Dynamic Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Dynamic Bond Fund

April 30, 2019

PGIM Global Dynamic Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	6.41	0.02	5.13 (11/3/15)
Class C	6.02	3.08	5.68 (11/3/15)
Class Z	6.59	5.19	6.83 (11/3/15)
Class R6	6.62	5.24	6.81 (11/3/15)
ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
	1.34	2.52	1.37
Bloomberg Barclays Global Aggregate Bond Index
	4.28	0.94	2.53
Lipper Alternative Credit Focus Funds Average
	2.94	2.38	3.32

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

6	Visit our website at pgiminvestments.com

Benchmark Definitions

ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Bloomberg Barclays Global Aggregate Bond Index—The Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes eurodollar and euro-yen corporate bonds, and Canadian government, agency, and corporate securities.

Lipper Alternative Credit Focus Funds Average—The Lipper Alternative Credit Focus Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Alternative Credit Focus Funds universe for the periods noted. Funds in the Lipper Average are funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling, trying to benefit from any changes in credit quality, credit spreads, and market liquidity.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.53	2.54	0.76
Class C	0.49	1.91	–4.28
Class Z	0.55	3.01	2.08
Class R6	0.55	3.06	2.21

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Global Dynamic Bond Fund	7

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/19 (%)
AAA	1.4
AA	3.8
A	13.4
BBB	28.8
BB	22.9
B	12.8
CCC	2.6
C	0.1
D	0.1
Not Rated	7.2
Cash/Cash Equivalents	7.0
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

8	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Global Dynamic Bond Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Dynamic Bond Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,064.10	1.20%	$6.14
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class C	Actual	$1,000.00	$1,060.20	1.95%	$9.96
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class Z	Actual	$1,000.00	$1,065.90	0.85%	$4.35
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
Class R6	Actual	$1,000.00	$1,066.20	0.80%	$4.10
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

10	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 88.3%

ASSET-BACKED SECURITIES 5.9%

Cayman Islands 1.1%
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	4.294	%(c)	02/20/31		250	$245,419
Zais CLO Ltd., Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%	3.547	(c)	04/15/29		250	247,243

						492,662

Ireland 0.6%
Arbour CLO Ltd., Series 2018-03A, Class B1R, 144A	1.920		03/15/29	EUR	250	279,997

Spain 1.5%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	03/16/23	EUR	579	648,141

United States 2.7%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.652	(c)	12/26/46		137	137,475
Series 2018-11R, 144A, 1 Month LIBOR + 1.400%	3.886	(c)	08/25/37		188	187,606
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000		01/25/59		97	97,607
Series 2019-GS02, Class A1, 144A	3.750		01/25/59		200	200,362
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54		97	97,251
Lendmark Funding Trust, Series 2017-01A, Class C, 144A	5.410		12/22/25		100	102,522
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.327	(c)	02/25/23		100	100,189

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
PNMAC GMSR Issuer Trust, (cont’d.)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.127	%(c)	08/25/25		100	$100,311
SLM Student Loan Trust, Series 2007-02, Class B, 3 Month LIBOR + 0.170%	2.750	(c)	07/25/25		200	183,441

						1,206,764

TOTAL ASSET-BACKED SECURITIES (cost $2,670,328)						2,627,564

BANK LOAN 0.3%

United States
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750% (cost $124,083)	7.233	(c)	02/27/23		124	124,529

COMMERCIAL MORTGAGE-BACKED SECURITY 0.5%

United States
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (cost $227,335)	3.935	(cc)	12/10/36		250	236,425

CORPORATE BONDS 42.0%

Brazil 0.3%
Petrobras Global Finance BV, Gtd. Notes	5.375		10/01/29	GBP	100	133,112

Canada 2.8%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500		12/01/24		180	183,006
Sr. Unsec’d. Notes, 144A	7.875		04/15/27		130	130,812
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A	6.125		07/01/22		100	101,950
Cenovus Energy, Inc., Sr. Unsec’d. Notes	4.250		04/15/27		200	201,247
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	6.500		10/01/25		100	101,750

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada (cont’d.)
MEG Energy Corp., Gtd. Notes, 144A	6.375%		01/30/23			75	$70,875
NOVA Chemicals Corp., Sr. Unsec’d. Notes, 144A	5.250		06/01/27			100	98,250
Nutrien Ltd., Sr. Unsec’d. Notes	3.375		03/15/25			150	149,360
Xplornet Communications, Inc., Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625		06/01/22			225	223,410

							1,260,660

China 1.3%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750		06/14/22		EUR	200	228,013
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000		04/28/22		EUR	200	228,041
State Grid Europe Development 2014 PLC, Gtd. Notes	1.500		01/26/22		EUR	100	115,548

							571,602

France 1.1%
Credit Agricole Assurances SA, Sub. Notes	4.250	(ff)	—	(rr)	EUR	100	120,962
Societe Generale SA, Sr. Unsec’d. Notes, 144A, MTN	3.875		03/28/24			345	348,653

							469,615

Germany 0.5%
Nidda BondCo GmbH, Gtd. Notes, 144A	5.000		09/30/25		EUR	100	110,092
Volkswagen International Finance NV, Gtd. Notes	2.700	(ff)	—	(rr)	EUR	100	112,000

							222,092

Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.250		10/21/20			50	52,244

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Indonesia 0.6%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes	5.500%		11/22/21		250	$262,500

Italy 2.4%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375		07/20/22	EUR	100	109,794
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500	(ff)	10/27/47	EUR	100	126,188
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.125		07/14/22		200	195,915
Nexi Capital SpA, Sec’d. Notes, 144A	4.125		11/01/23	EUR	100	116,529
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750		10/30/25	EUR	100	120,964
Wind Tre SpA,
Sr. Sec’d. Notes, 144A	3.125		01/20/25	EUR	120	128,521
Sr. Sec’d. Notes, 144A	5.000		01/20/26		300	274,200

						1,072,111

Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.638		06/20/22	CHF	100	103,209

Luxembourg 0.3%
Swissport Financing Sarl, Sr. Sec’d. Notes	6.750		12/15/21	EUR	100	115,807

Mexico 1.5%
Petroleos Mexicanos,
Gtd. Notes	3.625		11/24/25	EUR	100	109,984
Gtd. Notes, EMTN	2.500		08/21/21	EUR	100	114,390
Gtd. Notes, EMTN	3.750		02/21/24	EUR	200	231,338
Gtd. Notes, EMTN	4.875		02/21/28	EUR	200	229,476

						685,188

Netherlands 2.5%
ING Bank NV, Sub. Notes, 144A	5.800		09/25/23		500	545,944

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Netherlands (cont’d.)
InterXion Holding NV, Gtd. Notes	4.750%		06/15/25	EUR	150	$179,504
Ziggo Bond Co. BV, Sr. Sec’d. Notes	7.125		05/15/24	EUR	125	145,809
Ziggo BV, Sr. Sec’d. Notes	4.250		01/15/27	EUR	200	233,823

						1,105,080

Peru 0.4%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.972	(s)	06/02/25		228	200,719

Russia 0.3%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	5.338		09/25/20	GBP	100	136,313

South Africa 0.5%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, 144A, MTN	6.350		08/10/28		200	207,763

Spain 1.0%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875		01/28/25	EUR	300	361,323
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes	6.750		11/01/21	EUR	100	107,303

						468,626

Switzerland 1.4%
Cloverie PLC for Zurich Insurance Co. Ltd., Sub. Notes, EMTN	7.500	(ff)	07/24/39	EUR	100	114,010
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	4.282		01/09/28		250	254,981
UBS Group Funding Switzerland AG, Gtd. Notes, 144A	4.125		09/24/25		250	259,115

						628,106

United Kingdom 2.5%
Barclays PLC, Sr. Unsec’d. Notes	3.650		03/16/25		250	245,274

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250%		02/28/47		GBP	100	$132,024
Lloyds Banking Group PLC, Sub. Notes	4.582		12/10/25			200	205,172
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000	(ff)	03/08/23		EUR	100	116,003
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.095	(c)	03/15/22		GBP	100	131,051
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	4.875		01/15/27		GBP	100	131,833
Sr. Sec’d. Notes, EMTN	5.125		01/15/25		GBP	100	134,281

							1,095,638

United States 22.3%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875		08/15/26			200	162,500
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875		12/15/24			400	144,000
Altria Group, Inc., Gtd. Notes	3.125		06/15/31		EUR	100	117,577
American Axle & Manufacturing, Inc., Gtd. Notes	6.250		03/15/26			100	100,000
American International Group, Inc., Sr. Unsec’d. Notes	1.875		06/21/27		EUR	100	115,106
Amsted Industries, Inc., Gtd. Notes, 144A	5.000		03/15/22			87	87,544
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000		11/01/26			50	48,750
Sr. Unsec’d. Notes, 144A	10.000		04/01/22			64	69,920
Ball Corp., Gtd. Notes	4.375		12/15/23		EUR	100	128,368
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750		09/01/26			100	100,250
Bank of America Corp., Jr. Sub. Notes, Series X	6.250	(ff)	—	(rr)		250	269,375
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500		01/31/27			15	16,341
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	5.750		08/15/27			10	10,420

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Beazer Homes USA, Inc., Gtd. Notes	8.750%	03/15/22		150	$156,750
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		55	54,975
Gtd. Notes, 144A	3.125	10/15/22		45	44,763
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		75	73,313
Calpine Corp.,
Sr. Unsec’d. Notes	5.500	02/01/24		50	49,625
Sr. Unsec’d. Notes	5.750	01/15/25		325	321,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875	05/01/27		125	129,844
Celgene Corp., Sr. Unsec’d. Notes	3.450	11/15/27		150	148,483
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		80	70,000
Sr. Unsec’d. Notes, Series S	6.450	06/15/21		50	52,125
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125	06/30/24		18	13,320
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20		150	154,500
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A	9.250	02/15/24		125	134,531
Gtd. Notes, Series A	6.500	11/15/22		50	51,173
CNX Resources Corp., Gtd. Notes	5.875	04/15/22		82	81,590
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		75	76,174
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	125	146,535
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		125	130,781
Discovery Communications LLC, Gtd. Notes	4.900	03/11/26		150	159,542
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		275	246,125
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	100	115,400
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		100	104,000
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750	06/15/23		100	88,500

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%		06/15/20			50	$37,750
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100		07/15/24		EUR	100	113,579
GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 6 Month LIBOR + 6.500%(a)	9.392	(c)	12/01/23			49	48,412
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375		11/01/23			125	131,439
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750		10/15/24			100	102,250
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L	5.700	(ff)	—	(rr)		250	250,625
Sub. Notes	4.750		10/12/21		EUR	100	123,596
HCA, Inc., Gtd. Notes	5.875		02/15/26			100	107,750
Hexion, Inc., Sec’d. Notes, 144A(d)	13.750		02/01/22			100	20,500
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250		11/01/28			150	152,812
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250		02/15/26			100	94,000
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500		02/15/25			200	212,996
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250		11/15/22			100	108,125
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500		04/15/29			80	84,800
JPMorgan Chase & Co., Jr. Sub. Notes, Series R	6.000	(ff)	—	(rr)		250	262,500
Kraft Heinz Foods Co., Gtd. Notes	3.000		06/01/26			150	141,478
L Brands, Inc., Gtd. Notes(a)	5.625		10/15/23			50	51,563
Laureate Education, Inc., Gtd. Notes, 144A	8.250		05/01/25			155	167,787
Mars, Inc., Gtd. Notes, 144A	3.600		04/01/34			15	14,991
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500		06/01/26			25	22,313

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Medtronic Global Holdings SCA, Gtd. Notes	1.125%		03/07/27		EUR	100	$115,423
MGM Resorts International, Gtd. Notes	6.000		03/15/23			50	53,375
Morgan Stanley, Jr. Sub. Notes, Series J	5.550	(ff)	—	(rr)		250	255,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325		03/24/25		EUR	100	118,312
Nabors Industries, Inc., Gtd. Notes	5.750		02/01/25			75	68,250
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	8.125		07/15/23			50	50,375
Gtd. Notes, 144A	9.125		07/15/26			125	125,312
New Home Co., Inc. (The), Gtd. Notes	7.250		04/01/22			75	67,875
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875		06/01/25			25	22,656
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625		07/15/24		EUR	100	126,002
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625		02/15/25			75	73,688
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250		04/01/25			75	70,875
Range Resources Corp., Gtd. Notes	5.875		07/01/22			100	101,125
Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250		11/15/26			200	202,686
Rite Aid Corp., Gtd. Notes, 144A	6.125		04/01/23			75	63,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875		04/15/40			75	81,563
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625		12/01/25			200	199,500
Scientific Games International, Inc., Gtd. Notes	6.625		05/15/21			100	101,000
Sprint Capital Corp., Gtd. Notes	8.750		03/15/32			250	262,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.750		03/01/25			75	73,781

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%		01/15/28		150	$152,812
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625		03/01/24		125	126,250
Tempur Sealy International, Inc., Gtd. Notes	5.500		06/15/26		75	74,621
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.400		01/23/26	EUR	100	117,429
Transocean, Inc., Gtd. Notes, 144A	7.250		11/01/25		150	148,500
Tronox Finance PLC, Gtd. Notes, 144A	5.750		10/01/25		25	24,406
Tronox, Inc., Gtd. Notes, 144A	6.500		04/15/26		50	50,438
U.S. Concrete, Inc., Gtd. Notes	6.375		06/01/24		125	128,437
United Rentals North America, Inc.,
Gtd. Notes	4.875		01/15/28		320	317,600
Gtd. Notes	5.250		01/15/30		35	35,175
West Corp., Gtd. Notes, 144A	8.500		10/15/25		150	132,187
William Lyon Homes, Inc.,
Gtd. Notes	5.875		01/31/25		25	24,250
Gtd. Notes	6.000		09/01/23		25	24,750
Gtd. Notes	7.000		08/15/22		125	125,625

						9,939,244

TOTAL CORPORATE BONDS (cost $18,718,100)						18,729,629

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.1%

Cayman Islands 0.1%
LSTAR Securities Investment Ltd., Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	4.152	(c)	11/01/22		44	43,852

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States 3.0%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.502	%(c)	01/25/57		70	$71,222
Freddie Mac STACR Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%	5.127	(c)	01/25/49		40	41,226
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.777	(c)	10/25/27		1,000	1,082,689
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.981	(c)	04/01/24		170	171,257

						1,366,394

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,291,556)						1,410,246

SOVEREIGN BONDS 35.6%

Argentina 2.2%
Argentine Republic Government International Bond,
Bonds	3.380	(cc)	12/31/38	EUR	250	141,693
Sr. Unsec’d. Notes	5.000		01/15/27	EUR	200	150,295
Sr. Unsec’d. Notes	5.250		01/15/28	EUR	300	221,495
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	482	398,724
Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375		01/20/23	EUR	100	83,008

						995,215

Brazil 3.2%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477		07/24/23		123	126,842
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333		02/15/28		630	650,475
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875		04/01/21	EUR	550	643,871

						1,421,188

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Colombia 0.5%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875%		03/22/26	EUR	160	$209,964

Croatia 1.3%
Croatia Government International Bond,
Sr. Unsec’d. Notes	2.700		06/15/28	EUR	200	245,887
Sr. Unsec’d. Notes	6.000		01/26/24		300	335,769

						581,656

Cyprus 5.1%
Cyprus Government International Bond,
Notes, EMTN	2.750		02/26/34	EUR	150	181,929
Sr. Unsec’d. Notes, EMTN	3.750		07/26/23	EUR	200	255,595
Sr. Unsec’d. Notes, EMTN	4.250		11/04/25	EUR	1,350	1,835,002

						2,272,526

Dominican Republic 0.5%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500		05/06/21		230	237,822

Egypt 0.4%
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A	5.577		02/21/23		200	198,000

Greece 6.4%
Hellenic Republic Government Bond,
Bonds	0.000	(cc)	10/15/42	EUR	15,000	64,705
Bonds	3.000	(cc)	02/24/23	EUR	113	133,442
Bonds	3.000	(cc)	02/24/24	EUR	90	106,521
Bonds	3.000	(cc)	02/24/25	EUR	39	45,656
Bonds	3.000	(cc)	02/24/27	EUR	190	221,134
Bonds	3.000	(cc)	02/24/28	EUR	280	323,351
Bonds	3.000	(cc)	02/24/29	EUR	292	334,707
Bonds	3.000	(cc)	02/24/30	EUR	100	113,713
Bonds	3.000	(cc)	02/24/31	EUR	64	71,798
Bonds	3.000	(cc)	02/24/32	EUR	418	466,764
Bonds	3.000	(cc)	02/24/35	EUR	23	25,244
Bonds	3.000	(cc)	02/24/38	EUR	38	41,066
Bonds	3.000	(cc)	02/24/39	EUR	18	19,431
Sr. Unsec’d. Notes, 144A	3.375		02/15/25	EUR	510	593,125

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece (cont’d.)
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	120	$145,597
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	100	132,652

					2,838,906

Indonesia 2.9%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	125,653
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	450	533,295
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	500	651,232

					1,310,180

Iraq 0.5%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		200	203,052

Italy 0.3%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	50	47,795
Sr. Unsec’d. Notes, 144A	3.500	03/01/30	EUR	60	72,872

					120,667

Kazakhstan 0.6%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	215	251,514

Malaysia 0.6%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Series 0314	4.048	09/30/21	MYR	16	3,925
Sr. Unsec’d. Notes, Series 0517	3.441	02/15/21	MYR	1,000	242,019

					245,944

Peru 0.6%
Peruvian Government International Bond, Sr. Unsec’d. Notes	3.750	03/01/30	EUR	200	274,075

Portugal 5.0%
Portugal Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		200	217,929

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Portugal (cont’d.)
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875%	02/15/30	EUR	1,180	$1,678,454
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	235	352,192

					2,248,575

Romania 0.5%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	117,068
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	100	118,358

					235,426

Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		200	198,444

Senegal 0.2%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	110,778

Spain 3.2%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	106,841
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	815	965,640
Sr. Unsec’d. Notes, 144A	1.450	04/30/29	EUR	300	350,581

					1,423,062

Turkey 0.8%
Turkey Government Bond, Bonds	8.000	03/12/25	TRY	230	23,127
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	100	109,222
Sr. Unsec’d. Notes	7.000	06/05/20		100	100,896
Sr. Unsec’d. Notes	7.500	11/07/19		100	100,940

					334,185

Ukraine 0.2%
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750	09/01/20		100	100,072

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

United Kingdom 0.2%
United Kingdom Gilt, Bonds	1.625%	10/22/28	GBP	50	$67,767

TOTAL SOVEREIGN BONDS (cost $15,857,489)					15,879,018

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Bonds	3.375	11/15/48		20	21,743
U.S. Treasury Notes(h)	1.875	04/30/22		115	113,747
U.S. Treasury Notes	2.250	04/30/24		165	164,748

TOTAL U.S. TREASURY OBLIGATIONS (cost $301,789)					300,238

			Shares

COMMON STOCK 0.2%

United States
GenOn Energy Holdings, Inc. (Class A Stock)*^ (cost $65,599)				610	88,450

TOTAL LONG-TERM INVESTMENTS (cost $39,256,279)					39,396,099

SHORT-TERM INVESTMENTS 18.4%

AFFILIATED MUTUAL FUNDS 7.0%
PGIM Core Ultra Short Bond Fund(w)				2,939,157	2,939,157
PGIM Institutional Money Market Fund (cost $184,540; includes $184,145 of cash collateral for securities on loan)(b)(w)				184,541	184,597

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,123,697)					3,123,754

OPTIONS PURCHASED*~ 11.4%
(cost $7,858,848)					5,076,538

TOTAL SHORT-TERM INVESTMENTS (cost $10,982,545)					8,200,292

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Value
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.7% (cost $50,238,824)	47,596,391

OPTIONS WRITTEN*~ (10.1)%
(premiums received $6,714,506)	(4,493,856)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.6% (cost $43,524,318)	43,102,535
Other assets in excess of liabilities(z) 3.4%	1,532,699

NET ASSETS 100.0%	$44,635,234

Below is a list of the abbreviation(s) used in the semiannual report:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

See Notes to Financial Statements.

26

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BROIS—Brazil Overnight Index Swap

BTP—Buoni del Tesoro Poliennali

BUBOR—Budapest Interbank Offered Rate

CIBOR—Copenhagen Interbank Offered Rate

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMS—Constant Maturity Swap

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EIBOR—Emirates Interbank Offered Rate

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

HIBOR—Hong Kong Interbank Offered Rate

HICP—Harmonised Index of Consumer Prices

JIBAR—Johannesburg Interbank Agreed Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MTN—Medium Term Note

NASDAQ—National Association of Securities Dealers Automated Quotations

NIBOR—Norwegian Interbank Offered Rate

OTC—Over-the-counter

PIK—Payment-in-Kind

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REIT(s)—Real Estate Investment Trust(s)

S—Semiannual payment frequency for swaps

S&P—Standard & Poor’s

SIBOR—Singapore Interbank Offered Rate

STACR—Structured Agency Credit Risk

STIBOR—Stockholm Interbank Offered Rate

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $87,247 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $90,389; cash collateral of $184,145 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
S&P 500 E-Mini Index (cost $3,951)	Put	09/20/19	$2,800.00	1	—	(r)	$2,600

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—		200	$1,260
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—		300	2,029
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		184	1,768
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		448	4,056
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		889	8,860
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		900	9,231
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		179	1,899
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	3,800	8,496
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	10/27/23	85.00	—	AUD	2,500	39,088
Currency Option AUD vs JPY	Call	Goldman Sachs International	10/27/23	85.00	—	AUD	700	10,945
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	04/28/20	10.00	—	EUR	1,500	102,939
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00	—	EUR	1,500	89,454

See Notes to Financial Statements.

28

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs ZAR	Call	Goldman Sachs International	07/26/19	29.00	—	EUR	1,500	$15
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	07/26/19	29.00	—	EUR	500	5
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	11/25/19	27.00	—	EUR	1,500	1,144
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	24.00	—	EUR	3,000	7,423
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	1,500	10,388
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	1,500	64,547
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00	—	EUR	500	21,516
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	06/11/19	5.25	—		3,600	65
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/13/19	6.00	—		1,750	181
Currency Option USD vs BRL	Call	Citibank, N.A.	08/13/19	6.00	—		500	52
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/20/19	5.00	—		3,000	15,662
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65	—		2,000	33,557
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50	—		3,600	14,284
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—		1,800	2,380
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—		3,600	72,191
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.00	—		1,750	159,251
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.00	—		500	45,500
Currency Option USD vs CAD	Call	HSBC Bank USA, N.A.	07/30/19	1.30	—		2,000	58,379
Currency Option USD vs CAD	Call	Citibank, N.A.	07/30/19	1.40	—		4,000	3,837
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—		1,750	31,850
Currency Option USD vs CHF	Call	Morgan Stanley & Co. International PLC	10/28/20	1.00	—		500	9,100

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	05/23/19	90.00	—	1,750	$—
Currency Option USD vs INR	Call	Goldman Sachs International	05/23/19	90.00	—	500	—
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	08/27/19	82.50	—	1,800	560
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	09/30/19	90.00	—	2,250	243
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—	1,750	7,168
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—	2,250	51,112
Currency Option USD vs JPY	Call	Deutsche Bank AG	10/27/23	115.00	—	1,750	17,693
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00	—	2,750	27,803
Currency Option USD vs KRW	Call	Goldman Sachs International	05/29/19	1,500.00	—	1,500	—
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	07/29/19	1,150.00	—	1,500	25,859
Currency Option USD vs KRW	Call	Goldman Sachs International	07/29/19	1,450.00	—	3,000	77
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,200.00	—	3,000	29,965
Currency Option USD vs KRW	Call	BNP Paribas S.A.	12/20/19	1,350.00	—	6,000	8,547
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/27/19	25.00	—	600	249
Currency Option USD vs MXN	Call	Goldman Sachs International	09/03/19	31.00	—	3,375	227
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/26/19	22.00	—	2,000	17,103
Currency Option USD vs MXN	Call	Citibank, N.A.	12/26/19	26.00	—	4,000	6,712
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/28/20	26.00	—	3,000	14,305
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	5,250	21,398
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	2,625	105,124
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	22.00	—	750	30,036

See Notes to Financial Statements.

30

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	6,750	$86,039
Currency Option USD vs RUB	Call	BNP Paribas S.A.	06/27/19	95.00	—	2,250	11
Currency Option USD vs RUB	Call	Citibank, N.A.	12/23/19	85.00	—	3,000	8,914
Currency Option USD vs RUB	Call	BNP Paribas S.A.	03/30/20	95.00	—	2,000	5,532
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	07/05/19	10.00	—	2,250	4,189
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	08/05/19	12.00	—	2,250	4,618
Currency Option USD vs TRY	Call	Citibank, N.A.	08/28/19	5.40	—	1,500	242,700
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	09/27/19	15.00	—	2,250	5,939
Currency Option USD vs TRY	Call	Goldman Sachs International	12/23/19	6.00	—	3,000	446,807
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	04/29/20	7.00	—	2,000	248,635
Currency Option USD vs TRY	Call	Deutsche Bank AG	06/29/20	9.00	—	1,800	123,638
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—	1,750	173,486
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	9.00	—	500	49,567
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—	2,250	227,962
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	06/26/19	20.00	—	1,500	91
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/26/19	25.00	—	1,750	51
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	07/26/19	25.00	—	2,750	80
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	14.00	—	3,000	218,116
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	12/24/19	17.00	—	6,000	86,652
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/27/20	25.00	—	1,750	9,788
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—	1,700	72,218

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00	—		550	$23,365
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		1,750	168,767
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	15.00	—		500	48,219
Currency Option AUD vs JPY	Put	Deutsche Bank AG	06/06/19	52.00	—	AUD	10,000	6
Currency Option AUD vs JPY	Put	Goldman Sachs International	06/06/19	52.00	—	AUD	2,800	2
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	06/26/19	80.00	—	AUD	9,500	179,513
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	06/26/19	70.00	—	AUD	19,000	6,706
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	82.00	—	AUD	10,000	485,948
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00	—	AUD	20,000	212,570
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00	—	AUD	10,000	146,308
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	68.00	—	AUD	2,800	40,966
Currency Option AUD vs USD	Put	Citibank, N.A.	01/29/20	0.69	—	AUD	4,000	47,574
Currency Option EUR vs TRY	Put	Goldman Sachs International	04/28/20	6.00	—	EUR	1,500	3,781
Currency Option EUR vs TRY	Put	BNP Paribas S.A.	07/28/20	7.00	—	EUR	1,500	23,043
Currency Option GBP vs USD	Put	Goldman Sachs International	09/03/19	1.00	—	GBP	1,700	125
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	11/25/19	1.15	—	GBP	1,250	3,321
Currency Option GBP vs USD	Put	Citibank, N.A.	11/25/19	1.30	—	GBP	1,250	30,715
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	1,300	43,227
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.28	—	GBP	400	13,301
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	03/27/20	3.10	—		2,000	2,225
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		1,800	17,599

See Notes to Financial Statements.

32

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—	1,800	$19,999
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—	1,800	7,359
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—	5,000	146,693
Currency Option USD vs CNH	Put	Morgan Stanley & Co. International PLC	06/26/19	6.00	—	2,000	8
Currency Option USD vs INR	Put	Goldman Sachs International	07/29/19	69.00	—	800	4,566
Currency Option USD vs INR	Put	BNP Paribas S.A.	08/27/19	69.50	—	1,800	15,153
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—	800	6,177
Currency Option USD vs JPY	Put	Barclays Bank PLC	07/05/19	91.00	—	4,500	141
Currency Option USD vs KRW	Put	Deutsche Bank AG	07/29/19	1,050.00	—	1,500	64
Currency Option USD vs MXN	Put	BNP Paribas S.A.	08/27/19	17.00	—	600	314
Currency Option USD vs MXN	Put	Citibank, N.A.	04/28/20	17.00	—	3,000	8,133
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—	1,750	15,617
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—	2,250	76,823
Currency Option USD vs TRY	Put	Goldman Sachs International	04/29/20	4.00	—	2,000	1,101
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	06/29/20	5.00	—	1,800	5,798
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/27/20	12.00	—	1,750	7,278
Currency Option USD vs ZAR	Put	Morgan Stanley & Co. International PLC	01/27/21	12.50	—	2,250	24,387

Total OTC Traded (cost $ 7,771,655)							$5,047,458

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.32.V1, 12/20/2024	Put	Deutsche Bank AG	05/15/19	$97.00	CDX.NA.HY. 32.V1(Q)	5.00%(Q)	2,400	$41

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V1, 12/20/2024	Put	Deutsche Bank AG	07/17/19	$104.50	CDX.NA.HY.32.V1(Q)	5.00%(Q)		2,400	$8,658
iTraxx.EUR.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	0.80%	iTraxx.EUR.31.V1(Q)	1.00%(Q)	EUR	4,400	7,350
iTraxx.XO.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	3.50%	iTraxx.XO.31.V1(Q)	5.00%(Q)	EUR	2,200	10,431

Total OTC Swaptions (cost $83,242)									$26,480

Total Options Purchased (cost $7,858,848)									$5,076,538

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
S&P 500 E-Mini Index (premiums received $3,980)	Put	09/20/19	$2,600.00	2	—	(r)	$(2,570)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	11/25/20	92.00	—	AUD	3,800	$(8,496)
Currency Option EUR vs TRY	Call	Goldman Sachs International	04/28/20	10.00	—	EUR	1,500	(102,939)
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	07/28/20	12.00	—	EUR	1,500	(89,454)
Currency Option EUR vs ZAR	Call	Citibank, N.A.	11/25/19	27.00	—	EUR	1,500	(1,144)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	3,000	(7,423)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	1,500	(10,388)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	3,000	(58,052)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00	—	EUR	1,000	(19,351)
Currency Option USD vs BRL	Call	Citibank, N.A.	06/11/19	5.25	—		3,600	(65)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	12/20/19	5.00	—		3,000	(15,662)

See Notes to Financial Statements.

34

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	03/27/20	4.65	—	2,000	$(33,557)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—	3,600	(14,284)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—	1,800	(2,380)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—	3,600	(72,191)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00	—	3,500	(99,107)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.00	—	1,000	(28,316)
Currency Option USD vs CAD	Call	HSBC Bank USA, N.A.	07/30/19	1.40	—	4,000	(3,837)
Currency Option USD vs CAD	Call	Citibank, N.A.	07/30/19	1.30	—	2,000	(58,379)
Currency Option USD vs INR	Call	BNP Paribas S.A.	08/27/19	82.50	—	1,800	(560)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—	1,750	(7,168)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00	—	4,500	(43,278)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	05/29/19	1,500.00	—	1,500	—
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	07/29/19	1,450.00	—	3,000	(77)
Currency Option USD vs KRW	Call	Goldman Sachs International	07/29/19	1,150.00	—	1,500	(25,858)
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,350.00	—	6,000	(8,547)
Currency Option USD vs KRW	Call	BNP Paribas S.A.	12/20/19	1,200.00	—	3,000	(29,965)
Currency Option USD vs MXN	Call	BNP Paribas S.A.	08/27/19	25.00	—	600	(249)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/26/19	26.00	—	4,000	(6,712)
Currency Option USD vs MXN	Call	Citibank, N.A.	12/26/19	22.00	—	2,000	(17,103)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/28/20	26.00	—	3,000	(14,305)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	5,250	(21,398)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50	—	5,250	$(66,919)
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	26.50	—	1,500	(19,120)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00	—	3,375	(135,160)
Currency Option USD vs RUB	Call	Goldman Sachs International	12/23/19	85.00	—	3,000	(8,914)
Currency Option USD vs RUB	Call	Citibank, N.A.	03/30/20	95.00	—	2,000	(5,532)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00	—	2,250	(30,466)
Currency Option USD vs TRY	Call	BNP Paribas S.A.	08/28/19	5.40	—	1,500	(242,700)
Currency Option USD vs TRY	Call	BNP Paribas S.A.	12/23/19	6.00	—	3,000	(446,806)
Currency Option USD vs TRY	Call	Goldman Sachs International	04/29/20	7.00	—	2,000	(248,635)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	06/29/20	9.00	—	1,800	(123,638)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—	3,500	(177,448)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	12.00	—	1,000	(50,699)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00	—	4,500	(208,892)
Currency Option USD vs ZAR	Call	HSBC Bank USA, N.A.	06/26/19	20.00	—	1,500	(91)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	17.00	—	6,000	(86,652)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	12/24/19	14.00	—	3,000	(218,116)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	07/27/20	25.00	—	1,750	(9,788)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—	3,400	(51,373)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00	—	1,100	(16,621)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00	—	3,500	(96,082)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	20.00	—	1,000	(27,452)

See Notes to Financial Statements.

36

Options Written (continued):

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	06/26/19	70.00	—	AUD	19,000	$(6,706)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	06/26/19	80.00	—	AUD	9,500	(179,513)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	73.00	—	AUD	20,000	(212,570)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	10,000	(485,948)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	20,000	(129,021)
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	60.00	—	AUD	5,600	(36,126)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	01/29/20	0.69	—	AUD	4,000	(47,574)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	04/28/20	6.00	—	EUR	1,500	(3,781)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	1,500	(23,043)
Currency Option GBP vs USD	Put	Citibank, N.A.	11/25/19	1.15	—	GBP	1,250	(3,321)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	11/25/19	1.30	—	GBP	1,250	(30,715)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	2,600	(27,836)
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.16	—	GBP	800	(8,565)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		2,000	(2,225)
Currency Option USD vs BRL	Put	Citibank, N.A.	06/26/20	3.50	—		1,800	(17,599)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		1,800	(19,999)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25	—		1,800	(7,359)
Currency Option USD vs INR	Put	BNP Paribas S.A.	07/29/19	69.00	—		800	(4,566)
Currency Option USD vs INR	Put	HSBC Bank USA, N.A.	08/27/19	69.50	—		1,800	(15,153)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00	—		800	(6,177)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	91.00	—		3,000	(21,422)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs JPY	Put	Barclays Bank PLC	01/27/21	91.00	—	1,500	$(10,711)
Currency Option USD vs KRW	Put	Morgan Stanley & Co. International PLC	07/29/19	1,050.00	—	1,500	(64)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	08/27/19	17.00	—	600	(314)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	04/28/20	17.00	—	3,000	(8,133)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00	—	1,750	(15,617)
Currency Option USD vs RUB	Put	BNP Paribas S.A.	08/28/19	66.00	—	2,250	(60,850)
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/29/20	4.00	—	2,000	(1,101)
Currency Option USD vs TRY	Put	Deutsche Bank AG	06/29/20	5.00	—	1,800	(5,798)
Currency Option USD vs ZAR	Put	Goldman Sachs International	07/27/20	12.00	—	1,750	(7,278)

Total OTC Traded (premiums received $6,634,566)							$(4,470,434)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V1, 12/20/2024	Put	Deutsche Bank AG	07/17/19	$101.00	5.00%(Q)	CDX.NA.HY. 32.V1(Q)		4,800	$(6,827)
iTraxx.EUR.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	1.10%	1.00%(Q)	iTraxx.EUR.31. V1(Q)	EUR	8,800	(5,791)
iTraxx.XO.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	4.50%	5.00%(Q)	iTraxx.XO.31. V1(Q)	EUR	4,400	(8,234)

Total OTC Swaptions (premiums received $75,960)									$(20,852)

Total Options Written (premiums received $6,714,506)									$(4,493,856)

Futures contracts outstanding at April 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
199	5 Year U.S. Treasury Notes	Jun. 2019	$23,012,484	$128,648
62	10 Year U.S. Treasury Notes	Jun. 2019	7,667,656	34,540

See Notes to Financial Statements.

38

Futures contracts outstanding at April 30, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
58	10 Year U.S. Ultra Treasury Notes	Jun. 2019	$7,643,312	$95,516
19	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	3,121,344	20,699
1	Euro-BTP Italian Government Bond	Jun. 2019	146,325	5,619
1	NASDAQ 100 E-Mini Index	Jun. 2019	156,000	3,500
1	S&P 500 E-Mini Index	Jun. 2019	147,425	725

				289,247

Short Positions:
147	2 Year U.S. Treasury Notes	Jun. 2019	31,312,148	(96,429)
31	5 Year Euro-Bobl	Jun. 2019	4,621,941	(22,668)
19	10 Year Euro-Bund	Jun. 2019	3,522,836	(5,698)
7	20 Year U.S. Treasury Bonds	Jun. 2019	1,032,281	(11,500)
70	Euro Schatz Index	Jun. 2019	8,787,097	(10,386)

				(146,681)

				$142,566

Forward foreign currency exchange contracts outstanding at April 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 05/03/19	BNP Paribas S.A.	ARS	8,164	$184,280	$183,288	$—	$(992)
Expiring 05/30/19	BNP Paribas S.A.	ARS	2,757	58,972	59,552	580	—
Expiring 06/25/19	Citibank, N.A.	ARS	1,217	26,742	25,175	—	(1,567)
Expiring 06/25/19	Citibank, N.A.	ARS	866	18,481	17,926	—	(555)
Expiring 06/25/19	Citibank, N.A.	ARS	592	12,759	12,241	—	(518)
Australian Dollar,
Expiring 06/28/19	Goldman Sachs International	AUD	425	324,857	300,136	—	(24,721)
Expiring 06/28/19	Morgan Stanley & Co. International PLC	AUD	171	132,267	120,612	—	(11,655)
Expiring 07/22/19	Citibank, N.A.	AUD	45	32,317	31,765	—	(552)
Expiring 08/29/19	Barclays Bank PLC	AUD	570	405,855	403,007	—	(2,848)
Expiring 08/29/19	BNP Paribas S.A.	AUD	71	50,000	50,095	95	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	678	481,229	479,225	—	(2,004)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	230	163,376	162,634	—	(742)
Expiring 01/31/20	Citibank, N.A.	AUD	563	451,199	399,655	—	(51,544)
Expiring 01/31/20	Citibank, N.A.	AUD	412	306,940	292,190	—	(14,750)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 02/28/20	Bank of America, N.A.	AUD	571	$409,735	$405,369	$—	$(4,366)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	290	208,553	207,282	—	(1,271)
Brazilian Real,
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	585	150,831	148,868	—	(1,963)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	160	40,000	40,365	365	—
Expiring 09/30/19	Barclays Bank PLC	BRL	142	41,472	35,688	—	(5,784)
Expiring 09/30/19	Barclays Bank PLC	BRL	84	24,379	21,115	—	(3,264)
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	347	99,000	87,436	—	(11,564)
Expiring 12/24/19	Barclays Bank PLC	BRL	334	96,559	83,502	—	(13,057)
Expiring 12/24/19	Barclays Bank PLC	BRL	56	16,058	13,982	—	(2,076)
Expiring 12/24/19	Citibank, N.A.	BRL	110	28,245	27,618	—	(627)
Expiring 12/24/19	Deutsche Bank AG	BRL	2,257	560,000	564,384	4,384	—
Expiring 03/31/20	Barclays Bank PLC	BRL	126	32,492	31,346	—	(1,146)
Expiring 03/31/20	Deutsche Bank AG	BRL	2,858	700,000	709,468	9,468	—
Expiring 06/30/20	Citibank, N.A.	BRL	1,416	355,000	348,135	—	(6,865)
Expiring 06/30/20	Deutsche Bank AG	BRL	2,411	547,000	592,790	45,790	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	163	40,000	40,098	98	—
Expiring 07/29/20	Deutsche Bank AG	BRL	771	193,640	188,974	—	(4,666)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	425	109,000	104,170	—	(4,830)
Expiring 08/31/20	Citibank, N.A.	BRL	691	172,000	168,640	—	(3,360)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	729	179,000	177,946	—	(1,054)
Expiring 12/23/20	Citibank, N.A.	BRL	2,815	687,000	678,112	—	(8,888)
Expiring 01/29/21	Citibank, N.A.	BRL	1,250	297,000	299,794	2,794	—
Expiring 01/29/21	Citibank, N.A.	BRL	858	205,474	205,840	366	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	477	119,000	114,324	—	(4,676)
British Pound,
Expiring 07/19/19	Bank of America, N.A.	GBP	65	85,000	84,657	—	(343)
Expiring 07/19/19	Bank of America, N.A.	GBP	65	85,000	84,923	—	(77)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	GBP	55	72,000	72,156	156	—

See Notes to Financial Statements.

40

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	GBP	16	$20,883	$21,100	$217	$—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	106	140,000	139,131	—	(869)
Expiring 07/19/19	The Toronto-Dominion Bank	GBP	80	105,000	104,835	—	(165)
Expiring 08/29/19	Citibank, N.A.	GBP	151	196,770	198,009	1,239	—
Expiring 11/27/19	Citibank, N.A.	GBP	267	363,040	351,764	—	(11,276)
Canadian Dollar,
Expiring 07/22/19	Bank of America, N.A.	CAD	118	88,000	88,481	481	—
Expiring 07/31/19	HSBC Bank USA, N.A.	CAD	562	425,588	420,678	—	(4,910)
Expiring 07/31/19	JPMorgan Chase Bank, N.A.	CAD	211	161,698	157,750	—	(3,948)
Chilean Peso,
Expiring 06/19/19	BNP Paribas S.A.	CLP	54,835	82,016	80,935	—	(1,081)
Expiring 06/19/19	BNP Paribas S.A.	CLP	36,626	55,000	54,060	—	(940)
Chinese Renminbi,
Expiring 06/28/19	Citibank, N.A.	CNH	408	58,289	60,617	2,328	—
Expiring 07/25/19	Citibank, N.A.	CNH	311	46,393	46,193	—	(200)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	573	85,756	85,083	—	(673)
Expiring 02/28/20	Citibank, N.A.	CNH	671	95,343	99,422	4,079	—
Expiring 02/28/20	HSBC Bank USA, N.A.	CNH	500	73,805	74,022	217	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	3,182	490,000	471,181	—	(18,819)
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	325,736	105,000	100,633	—	(4,367)
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	3,488	153,865	152,953	—	(912)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	1,386	73,798	78,979	5,181	—
Expiring 07/15/19	Citibank, N.A.	EGP	855	45,524	48,736	3,212	—
Expiring 07/29/19	Citibank, N.A.	EGP	668	36,101	37,939	1,838	—
Expiring 07/29/19	Citibank, N.A.	EGP	372	19,832	21,151	1,319	—
Expiring 09/18/19	Citibank, N.A.	EGP	897	49,068	50,228	1,160	—
Expiring 10/08/19	Citibank, N.A.	EGP	449	24,750	25,025	275	—
Euro,
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	63	72,000	71,312	—	(688)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/19	The Toronto-Dominion Bank	EUR	90	$102,000	$101,170	$—	$(830)
Expiring 01/31/20	Morgan Stanley & Co. International PLC	EUR	266	322,844	305,348	—	(17,496)
Expiring 02/28/20	Bank of America, N.A.	EUR	327	427,814	376,224	—	(51,590)
Expiring 02/28/20	BNP Paribas S.A.	EUR	794	898,610	913,523	14,913	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	653	756,762	751,298	—	(5,464)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	325	395,423	373,980	—	(21,443)
Indian Rupee,
Expiring 06/19/19	Barclays Bank PLC	INR	14,203	200,390	202,892	2,502	—
Expiring 06/19/19	Barclays Bank PLC	INR	4,106	58,003	58,649	646	—
Expiring 06/19/19	Citibank, N.A.	INR	5,037	72,000	71,956	—	(44)
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	7,668	110,000	109,538	—	(462)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	9,838	140,961	140,536	—	(425)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	6,166	88,000	88,084	84	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	5,899	85,000	84,262	—	(738)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	5,891	84,000	84,147	147	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	5,880	84,000	83,998	—	(2)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	4,961	70,850	70,867	17	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	3,716	53,050	53,082	32	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	17,359	244,975	247,980	3,005	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	9,902	142,000	141,446	—	(554)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	5,586	80,000	79,802	—	(198)
Expiring 07/31/19	BNP Paribas S.A.	INR	10,855	149,000	154,263	5,263	—
Expiring 07/31/19	Morgan Stanley & Co. International PLC	INR	8,113	114,753	115,292	539	—
Expiring 08/29/19	HSBC Bank USA, N.A.	INR	42,543	580,000	602,636	22,636	—

See Notes to Financial Statements.

42

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/30/20	Goldman Sachs International	INR	14,913	$197,000	$200,664	$3,664	$—
Expiring 12/23/20	Goldman Sachs International	INR	8,628	113,000	115,373	2,373	—
Indonesian Rupiah,
Expiring 06/19/19	Barclays Bank PLC	IDR	1,284,451	91,000	89,543	—	(1,457)
Expiring 06/19/19	HSBC Bank USA, N.A.	IDR	1,601,583	111,492	111,651	159	—
Expiring 06/19/19	HSBC Bank USA, N.A.	IDR	1,253,560	88,000	87,390	—	(610)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	1,287,000	90,000	89,721	—	(279)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	1,156,316	81,000	80,610	—	(390)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	1,945,283	135,000	135,612	612	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	1,529,375	107,551	106,618	—	(933)
Expiring 06/19/19	UBS AG	IDR	2,148,750	150,000	149,796	—	(204)
Israeli Shekel,
Expiring 11/29/19	Citibank, N.A.	ILS	6,194	1,705,000	1,747,428	42,428	—
Japanese Yen,
Expiring 05/31/19	Barclays Bank PLC	JPY	4,576	41,000	41,189	189	—
Expiring 05/31/19	Deutsche Bank AG	JPY	4,929	45,000	44,368	—	(632)
Expiring 05/31/19	Deutsche Bank AG	JPY	3,989	37,000	35,903	—	(1,097)
Expiring 05/31/19	Deutsche Bank AG	JPY	3,962	36,000	35,659	—	(341)
Expiring 05/31/19	The Toronto-Dominion Bank	JPY	3,638	33,000	32,751	—	(249)
Expiring 07/19/19	Bank of America, N.A.	JPY	42,681	383,837	385,687	1,850	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	3,606	32,547	32,585	38	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	7,170	64,498	64,791	293	—
Expiring 07/19/19	The Toronto-Dominion Bank	JPY	12,561	113,000	113,505	505	—
Expiring 01/31/20	Morgan Stanley & Co. International PLC	JPY	795	7,508	7,299	—	(209)
Expiring 01/29/21	Barclays Bank PLC	JPY	14,562	138,000	137,401	—	(599)
Expiring 01/29/21	Barclays Bank PLC	JPY	8,838	85,000	83,387	—	(1,613)
Expiring 01/29/21	Citibank, N.A.	JPY	74,831	746,000	706,056	—	(39,944)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	64,144	$624,000	$605,219	$—	$(18,781)
Expiring 10/31/23	Barclays Bank PLC	JPY	21,923	230,000	223,346	—	(6,654)
Expiring 10/31/23	Barclays Bank PLC	JPY	13,554	140,000	138,085	—	(1,915)
Expiring 10/31/23	Deutsche Bank AG	JPY	22,335	234,000	227,545	—	(6,455)
Mexican Peso,
Expiring 06/19/19	Citibank, N.A.	MXN	2,720	140,961	142,317	1,356	—
Expiring 06/19/19	Citibank, N.A.	MXN	2,063	108,000	107,934	—	(66)
Expiring 06/19/19	Citibank, N.A.	MXN	1,768	93,000	92,504	—	(496)
Expiring 06/19/19	Citibank, N.A.	MXN	1,355	70,850	70,864	14	—
Expiring 06/19/19	Deutsche Bank AG	MXN	9,881	503,993	516,941	12,948	—
Expiring 06/19/19	Goldman Sachs International	MXN	1,518	80,000	79,403	—	(597)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	1,359	69,793	71,111	1,318	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	1,112	57,823	58,169	346	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	892	45,741	46,658	917	—
Expiring 08/29/19	Bank of America, N.A.	MXN	1,097	56,000	56,729	729	—
Expiring 08/29/19	Deutsche Bank AG	MXN	2,177	102,000	112,546	10,546	—
Expiring 08/29/19	Deutsche Bank AG	MXN	1,092	55,000	56,462	1,462	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	418	21,000	21,611	611	—
Expiring 12/30/19	Citibank, N.A.	MXN	2,836	138,371	143,797	5,426	—
Expiring 12/30/19	Goldman Sachs International	MXN	1,589	77,731	80,587	2,856	—
Expiring 04/30/20	Citibank, N.A.	MXN	1,889	91,545	94,045	2,500	—
Expiring 04/30/20	Deutsche Bank AG	MXN	14,838	669,000	738,535	69,535	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	MXN	795	39,000	39,561	561	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	MXN	4,355	211,000	216,747	5,747	—
Expiring 10/30/20	Citibank, N.A.	MXN	3,892	180,910	189,244	8,334	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	13,742	648,000	668,296	20,296	—
Expiring 01/29/21	Goldman Sachs International	MXN	2,904	135,965	139,611	3,646	—
Expiring 01/29/21	Goldman Sachs International	MXN	834	39,000	40,078	1,078	—

See Notes to Financial Statements.

44

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	1,574	$73,000	$75,679	$2,679	$—
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	3,320	108,000	107,814	—	(186)
Expiring 06/19/19	Barclays Bank PLC	TWD	1,157	37,446	37,576	130	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	9,069	294,481	294,452	—	(29)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	9,069	294,472	294,453	—	(19)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	15,146	492,703	491,791	—	(912)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	3,232	105,000	104,952	—	(48)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	2,459	80,000	79,836	—	(164)
New Zealand Dollar,
Expiring 07/22/19	Citibank, N.A.	NZD	93	62,900	62,149	—	(751)
Expiring 07/22/19	The Toronto-Dominion Bank	NZD	126	84,000	84,169	169	—
Norwegian Krone,
Expiring 07/19/19	BNP Paribas S.A.	NOK	3,657	432,244	425,189	—	(7,055)
Expiring 07/19/19	Citibank, N.A.	NOK	788	93,000	91,577	—	(1,423)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	NOK	210	24,317	24,420	103	—
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	551	166,000	166,235	235	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	396	120,000	119,636	—	(364)
Expiring 06/19/19	BNP Paribas S.A.	PEN	279	84,000	84,323	323	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	245	74,000	73,847	—	(153)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	446	135,000	134,692	—	(308)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	369	111,000	111,463	463	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	84	25,090	25,283	193	—
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	11,462	218,327	219,019	692	—
Expiring 06/19/19	Barclays Bank PLC	PHP	8,507	163,000	162,545	—	(455)
Expiring 06/19/19	Barclays Bank PLC	PHP	6,486	122,000	123,938	1,938	—
Expiring 06/19/19	Barclays Bank PLC	PHP	764	14,694	14,595	—	(99)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	9,147	172,000	174,786	2,786	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	5,514	$105,000	$105,367	$367	$—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	5,346	102,000	102,156	156	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,722	89,000	90,229	1,229	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	3,757	72,306	71,796	—	(510)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	3,749	72,000	71,643	—	(357)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	1,563	29,259	29,866	607	—
Russian Ruble,
Expiring 06/19/19	Barclays Bank PLC	RUB	1,852	28,394	28,430	36	—
Expiring 06/19/19	Citibank, N.A.	RUB	4,984	77,000	76,521	—	(479)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	44,598	671,678	684,672	12,994	—
Expiring 06/28/19	Bank of America, N.A.	RUB	2,579	43,458	39,541	—	(3,917)
Expiring 06/28/19	Barclays Bank PLC	RUB	6,797	114,820	104,204	—	(10,616)
Expiring 06/28/19	Barclays Bank PLC	RUB	3,187	50,836	48,862	—	(1,974)
Expiring 06/28/19	Goldman Sachs International	RUB	4,278	71,000	65,586	—	(5,414)
Expiring 08/29/19	Barclays Bank PLC	RUB	26,222	403,991	398,706	—	(5,285)
Expiring 08/29/19	Barclays Bank PLC	RUB	2,531	39,000	38,491	—	(509)
Expiring 08/29/19	BNP Paribas S.A.	RUB	61,433	913,000	934,088	21,088	—
Expiring 08/29/19	Citibank, N.A.	RUB	3,475	53,000	52,845	—	(155)
Expiring 12/24/19	Citibank, N.A.	RUB	38,251	558,000	572,716	14,716	—
Expiring 03/31/20	Barclays Bank PLC	RUB	18,482	265,701	273,303	7,602	—
Expiring 03/31/20	BNP Paribas S.A.	RUB	15,915	224,000	235,346	11,346	—
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs International	SAR	5,715	1,519,825	1,523,216	3,391	—
Singapore Dollar,
Expiring 05/10/19	Barclays Bank PLC	SGD	314	232,779	231,115	—	(1,664)
Expiring 05/10/19	Barclays Bank PLC	SGD	160	118,000	117,967	—	(33)
Expiring 05/10/19	Goldman Sachs International	SGD	78	57,789	57,706	—	(83)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	172	127,000	126,209	—	(791)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	146	108,000	107,725	—	(275)

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	104	$77,000	$76,559	$—	$(441)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	SGD	130	96,000	95,233	—	(767)
South African Rand,
Expiring 06/13/19	BNP Paribas S.A.	ZAR	79	5,366	5,463	97	—
Expiring 06/13/19	Citibank, N.A.	ZAR	1,037	71,450	72,101	651	—
Expiring 06/13/19	Citibank, N.A.	ZAR	504	34,550	35,017	467	—
Expiring 06/13/19	Goldman Sachs International	ZAR	1,303	89,303	90,618	1,315	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	1,063	73,150	73,933	783	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	983	67,954	68,327	373	—
Expiring 06/13/19	Morgan Stanley & Co. International PLC	ZAR	1,173	83,000	81,571	—	(1,429)
Expiring 06/28/19	JPMorgan Chase Bank, N.A.	ZAR	1,991	156,575	138,230	—	(18,345)
Expiring 06/28/19	Morgan Stanley & Co. International PLC	ZAR	1,318	98,000	91,517	—	(6,483)
Expiring 08/29/19	Barclays Bank PLC	ZAR	617	43,000	42,518	—	(482)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	676	47,000	46,582	—	(418)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	596	41,000	41,041	41	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	584	41,000	40,199	—	(801)
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	ZAR	2,578	198,721	175,517	—	(23,204)
Expiring 12/30/19	Barclays Bank PLC	ZAR	4,328	336,316	293,423	—	(42,893)
Expiring 12/30/19	BNP Paribas S.A.	ZAR	6,885	435,000	466,798	31,798	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	ZAR	4,145	285,559	277,783	—	(7,776)
Expiring 03/31/20	UBS AG	ZAR	2,344	164,346	157,123	—	(7,223)
Expiring 03/31/20	UBS AG	ZAR	1,373	89,000	91,995	2,995	—
Expiring 07/29/20	Goldman Sachs International	ZAR	3,670	247,000	242,057	—	(4,943)
Expiring 08/31/20	BNP Paribas S.A.	ZAR	1,636	109,721	107,415	—	(2,306)
Expiring 09/30/20	Barclays Bank PLC	ZAR	2,610	173,573	170,723	—	(2,850)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	397	26,000	25,964	—	(36)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 01/29/21	Goldman Sachs International	ZAR	2,344	$154,000	$150,900	$—	$(3,100)
South Korean Won,
Expiring 05/31/19	Goldman Sachs International	KRW	41,301	39,000	35,395	—	(3,605)
Expiring 05/31/19	Morgan Stanley & Co. International PLC	KRW	44,795	42,469	38,389	—	(4,080)
Expiring 06/19/19	Citibank, N.A.	KRW	161,173	141,865	138,231	—	(3,634)
Expiring 06/19/19	Citibank, N.A.	KRW	42,879	37,699	36,775	—	(924)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	161,145	141,828	138,207	—	(3,621)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	161,044	142,317	138,121	—	(4,196)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	121,135	107,194	103,892	—	(3,302)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	85,225	74,700	73,094	—	(1,606)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	85,203	74,700	73,075	—	(1,625)
Expiring 07/31/19	BNP Paribas S.A.	KRW	131,292	117,256	112,803	—	(4,453)
Expiring 07/31/19	Morgan Stanley & Co. International PLC	KRW	741,245	661,000	636,862	—	(24,138)
Swedish Krona,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	SEK	1,650	179,403	174,901	—	(4,502)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	SEK	325	34,350	34,470	120	—
Swiss Franc,
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	CHF	102	101,000	101,227	227	—
Expiring 10/30/20	Goldman Sachs International	CHF	362	391,000	373,004	—	(17,996)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	120	127,000	123,566	—	(3,434)
Expiring 10/30/20	UBS AG	CHF	162	167,120	167,498	378	—
Thai Baht,
Expiring 05/10/19	BNP Paribas S.A.	THB	6,239	199,908	195,482	—	(4,426)
Expiring 05/10/19	BNP Paribas S.A.	THB	2,871	92,000	89,939	—	(2,061)
Expiring 05/10/19	Citibank, N.A.	THB	16,789	533,570	526,019	—	(7,551)
Expiring 05/10/19	Citibank, N.A.	THB	3,031	95,000	94,977	—	(23)
Expiring 05/10/19	Citibank, N.A.	THB	2,828	89,000	88,591	—	(409)
Expiring 05/10/19	Citibank, N.A.	THB	2,452	77,000	76,820	—	(180)

See Notes to Financial Statements.

48

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/10/19	Citibank, N.A.	THB	2,025	$64,169	$63,454	$—	$(715)
Expiring 05/10/19	Citibank, N.A.	THB	1,952	61,182	61,164	—	(18)
Expiring 05/10/19	Citibank, N.A.	THB	1,240	39,268	38,847	—	(421)
Expiring 05/10/19	Citibank, N.A.	THB	741	23,286	23,229	—	(57)
Expiring 05/10/19	Goldman Sachs International	THB	2,216	70,000	69,433	—	(567)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	6,239	198,597	195,482	—	(3,115)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	3,079	97,000	96,478	—	(522)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	4,786	153,000	149,964	—	(3,036)
Expiring 05/10/19	UBS AG	THB	2,675	85,000	83,815	—	(1,185)
Turkish Lira,
Expiring 06/13/19	Barclays Bank PLC	TRY	447	75,000	72,832	—	(2,168)
Expiring 06/13/19	BNP Paribas S.A.	TRY	1,009	177,519	164,469	—	(13,050)
Expiring 08/29/19	Citibank, N.A.	TRY	1,873	385,480	290,443	—	(95,037)
Expiring 08/29/19	Citibank, N.A.	TRY	475	74,902	73,641	—	(1,261)
Expiring 09/30/19	Morgan Stanley & Co. International PLC	TRY	187	29,000	28,394	—	(606)
Expiring 12/24/19	Goldman Sachs International	TRY	5,507	996,000	791,398	—	(204,602)
Expiring 04/30/20	Citibank, N.A.	TRY	217	37,000	28,922	—	(8,078)
Expiring 04/30/20	Deutsche Bank AG	TRY	180	18,000	23,974	5,974	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	TRY	4,431	691,000	589,320	—	(101,680)
Expiring 06/30/20	Bank of America, N.A.	TRY	333	50,000	42,843	—	(7,157)
Expiring 06/30/20	Deutsche Bank AG	TRY	7,876	761,000	1,012,988	251,988	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	TRY	152	22,000	18,350	—	(3,650)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	6,212	748,000	707,027	—	(40,973)

				$47,524,658	$47,067,742	718,213	(1,175,129)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 05/03/19	BNP Paribas S.A.	ARS	2,757	$61,676	$61,898	$—	$(222)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar,
Expiring 07/22/19	Citibank, N.A.	AUD	206	$144,150	$145,166	$—	$(1,016)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	AUD	203	142,726	143,628	—	(902)
Expiring 07/22/19	The Toronto-Dominion Bank	AUD	142	100,000	99,972	28	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	704	507,337	497,801	9,536	—
Expiring 01/31/20	Morgan Stanley & Co. International PLC	AUD	1,388	1,002,899	985,293	17,606	—
Brazilian Real,
Expiring 06/04/19	Citibank, N.A.	BRL	328	84,000	83,509	491	—
Expiring 06/04/19	Citibank, N.A.	BRL	289	72,247	73,507	—	(1,260)
Expiring 06/04/19	Citibank, N.A.	BRL	287	72,247	72,905	—	(658)
Expiring 06/04/19	Citibank, N.A.	BRL	212	53,611	53,842	—	(231)
Expiring 06/04/19	Goldman Sachs International	BRL	211	53,050	53,764	—	(714)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	311	79,926	79,217	709	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	209	53,100	53,062	38	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	131	33,124	33,300	—	(176)
Expiring 08/29/19	BNP Paribas S.A.	BRL	171	43,000	43,096	—	(96)
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	485	139,000	122,221	16,779	—
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	87	21,500	22,017	—	(517)
Expiring 12/24/19	BNP Paribas S.A.	BRL	299	74,000	74,870	—	(870)
Expiring 12/24/19	Citibank, N.A.	BRL	581	140,000	145,192	—	(5,192)
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	1,182	333,000	295,634	37,366	—
Expiring 12/24/19	UBS AG	BRL	257	64,000	64,149	—	(149)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	2,555	714,000	634,231	79,769	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	1,168	281,071	289,967	—	(8,896)
Expiring 06/30/20	Deutsche Bank AG	BRL	4,005	972,000	984,656	—	(12,656)
Expiring 07/29/20	Deutsche Bank AG	BRL	1,318	298,000	322,914	—	(24,914)
Expiring 08/31/20	Deutsche Bank AG	BRL	1,297	283,000	316,643	—	(33,643)
Expiring 12/23/20	Citibank, N.A.	BRL	554	136,000	133,516	2,484	—

See Notes to Financial Statements.

50

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	2,074	$521,000	$499,737	$21,263	$—
Expiring 01/29/21	Citibank, N.A.	BRL	1,785	436,000	428,219	7,781	—
Expiring 03/31/21	Citibank, N.A.	BRL	5,161	1,217,000	1,229,677	—	(12,677)
British Pound,
Expiring 07/19/19	Bank of America, N.A.	GBP	896	1,176,839	1,172,966	3,873	—
Expiring 07/19/19	Citibank, N.A.	GBP	71	93,000	93,424	—	(424)
Expiring 11/27/19	HSBC Bank USA, N.A.	GBP	144	211,608	189,716	21,892	—
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	GBP	92	134,567	121,136	13,431	—
Expiring 11/27/19	UBS AG	GBP	29	41,231	37,851	3,380	—
Canadian Dollar,
Expiring 07/22/19	Morgan Stanley & Co. International PLC	CAD	131	98,311	98,153	158	—
Expiring 07/31/19	Citibank, N.A.	CAD	720	545,000	538,334	6,666	—
Expiring 07/31/19	HSBC Bank USA, N.A.	CAD	54	43,000	40,094	2,906	—
Chilean Peso,
Expiring 06/19/19	Barclays Bank PLC	CLP	76,094	112,000	112,313	—	(313)
Expiring 06/19/19	BNP Paribas S.A.	CLP	148,555	222,036	219,264	2,772	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	60,761	91,034	89,681	1,353	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	55,901	82,000	82,509	—	(509)
Expiring 06/19/19	Citibank, N.A.	CLP	171,595	258,169	253,269	4,900	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	37,137	55,100	54,813	287	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	17,013	25,107	25,111	—	(4)
Expiring 06/19/19	UBS AG	CLP	36,047	53,707	53,204	503	—
Chinese Renminbi,
Expiring 06/28/19	Morgan Stanley & Co. International PLC	CNH	408	61,000	60,616	384	—
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	492	73,000	73,026	—	(26)
Expiring 07/25/19	Morgan Stanley & Co. International PLC	CNH	228	34,057	33,818	239	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	4,353	646,000	644,625	1,375	—
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	394,421	122,689	121,852	837	—
Expiring 05/20/19	BNP Paribas S.A.	COP	277,024	88,000	85,584	2,416	—
Expiring 05/20/19	BNP Paribas S.A.	COP	263,483	83,960	81,400	2,560	—
Expiring 05/20/19	BNP Paribas S.A.	COP	159,443	51,334	49,258	2,076	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 05/20/19	BNP Paribas S.A.	COP	79,717	$25,667	$24,628	$1,039	$—
Expiring 05/20/19	Citibank, N.A.	COP	1,247,742	396,902	385,476	11,426	—
Expiring 05/20/19	Citibank, N.A.	COP	220,629	70,850	68,161	2,689	—
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	COP	119,500	36,890	36,918	—	(28)
Czech Koruna,
Expiring 07/19/19	HSBC Bank USA, N.A.	CZK	2,137	93,000	93,695	—	(695)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	644	36,880	36,727	153	—
Expiring 07/15/19	Citibank, N.A.	EGP	331	18,929	18,883	46	—
Euro,
Expiring 05/03/19	Barclays Bank PLC	EUR	207	232,729	231,730	999	—
Expiring 07/19/19	Bank of America, N.A.	EUR	123	138,000	138,710	—	(710)
Expiring 07/19/19	Bank of America, N.A.	EUR	120	134,525	135,556	—	(1,031)
Expiring 07/19/19	Bank of America, N.A.	EUR	80	90,000	90,605	—	(605)
Expiring 07/19/19	BNP Paribas S.A.	EUR	125	139,950	140,647	—	(697)
Expiring 07/19/19	Citibank, N.A.	EUR	101	114,000	114,143	—	(143)
Expiring 07/19/19	Deutsche Bank AG	EUR	2,773	3,163,045	3,131,944	31,101	—
Expiring 07/19/19	UBS AG	EUR	2,773	3,150,405	3,131,944	18,461	—
Expiring 07/19/19	UBS AG	EUR	1,668	1,876,636	1,883,774	—	(7,138)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	EUR	89	100,529	100,569	—	(40)
Expiring 11/27/19	Bank of America, N.A.	EUR	57	69,387	65,619	3,768	—
Expiring 11/27/19	Citibank, N.A.	EUR	65	84,419	73,694	10,725	—
Expiring 12/30/19	Deutsche Bank AG	EUR	147	189,568	168,309	21,259	—
Expiring 02/28/20	Bank of America, N.A.	EUR	690	840,696	793,867	46,829	—
Expiring 02/28/20	BNP Paribas S.A.	EUR	1,423	1,795,684	1,637,208	158,476	—
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	103	122,770	120,003	2,767	—
Expiring 07/29/20	UBS AG	EUR	148	179,851	171,816	8,035	—
Hungarian Forint,
Expiring 07/19/19	Bank of America, N.A.	HUF	160,382	564,826	558,615	6,211	—
Expiring 07/19/19	Citibank, N.A.	HUF	20,641	72,279	71,892	387	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	HUF	24,792	86,000	86,351	—	(351)

See Notes to Financial Statements.

52

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	HUF	11,011	$38,283	$38,351	$—	$(68)
Indian Rupee,
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	3,188	45,400	45,547	—	(147)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	5,720	81,104	81,717	—	(613)
Expiring 07/31/19	Goldman Sachs International	INR	8,528	118,000	121,196	—	(3,196)
Expiring 08/29/19	BNP Paribas S.A.	INR	41,913	565,000	593,709	—	(28,709)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	19,746	258,000	265,698	—	(7,698)
Expiring 12/23/20	BNP Paribas S.A.	INR	10,264	133,000	137,252	—	(4,252)
Expiring 02/26/21	Goldman Sachs International	INR	3,844	50,000	51,018	—	(1,018)
Indonesian Rupiah,
Expiring 06/19/19	Citibank, N.A.	IDR	1,525,132	106,029	106,322	—	(293)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	816,382	57,250	56,913	337	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	533,052	37,038	37,161	—	(123)
Israeli Shekel,
Expiring 07/25/19	Bank of America, N.A.	ILS	246	69,428	68,857	571	—
Expiring 11/29/19	Goldman Sachs International	ILS	6,181	1,705,000	1,743,580	—	(38,580)
Japanese Yen,
Expiring 05/31/19	Bank of America, N.A.	JPY	7,533	68,000	67,806	194	—
Expiring 05/31/19	Bank of America, N.A.	JPY	4,613	42,000	41,525	475	—
Expiring 05/31/19	Barclays Bank PLC	JPY	6,659	60,000	59,942	58	—
Expiring 05/31/19	Citibank, N.A.	JPY	11,305	102,000	101,760	240	—
Expiring 05/31/19	Citibank, N.A.	JPY	7,249	66,000	65,248	752	—
Expiring 05/31/19	Citibank, N.A.	JPY	5,133	46,000	46,200	—	(200)
Expiring 05/31/19	Deutsche Bank AG	JPY	8,069	74,000	72,630	1,370	—
Expiring 05/31/19	Deutsche Bank AG	JPY	4,628	42,000	41,656	344	—
Expiring 05/31/19	Deutsche Bank AG	JPY	3,206	29,000	28,859	141	—
Expiring 05/31/19	HSBC Bank USA, N.A.	JPY	4,909	44,000	44,185	—	(185)
Expiring 05/31/19	JPMorgan Chase Bank, N.A.	JPY	5,357	48,000	48,217	—	(217)
Expiring 05/31/19	Morgan Stanley & Co. International PLC	JPY	3,574	33,000	32,175	825	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/31/19	UBS AG	JPY	3,885	$35,000	$34,971	$29	$—
Expiring 06/28/19	Bank of America, N.A.	JPY	14,435	131,688	130,226	1,462	—
Expiring 06/28/19	JPMorgan Chase Bank, N.A.	JPY	10,069	91,642	90,836	806	—
Expiring 06/28/19	Morgan Stanley & Co. International PLC	JPY	24,684	234,222	222,678	11,544	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	8,261	74,316	74,646	—	(330)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	8,156	73,350	73,698	—	(348)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	12,563	113,000	113,528	—	(528)
Expiring 02/28/20	Citibank, N.A.	JPY	50,201	472,922	461,755	11,167	—
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	33,066	316,603	310,577	6,026	—
Expiring 01/29/21	Citibank, N.A.	JPY	75,708	741,000	714,328	26,672	—
Malaysian Ringgit,
Expiring 06/14/19	Barclays Bank PLC	MYR	1,027	252,533	248,069	4,464	—
Mexican Peso,
Expiring 06/19/19	Bank of America, N.A.	MXN	1,840	96,000	96,273	—	(273)
Expiring 06/19/19	Citibank, N.A.	MXN	1,371	71,451	71,717	—	(266)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	2,368	123,800	123,902	—	(102)
Expiring 08/29/19	BNP Paribas S.A.	MXN	2,619	132,000	135,403	—	(3,403)
Expiring 08/29/19	Deutsche Bank AG	MXN	876	45,000	45,276	—	(276)
Expiring 12/30/19	Citibank, N.A.	MXN	1,458	71,000	73,923	—	(2,923)
Expiring 12/30/19	Morgan Stanley & Co. International PLC	MXN	2,967	134,000	150,461	—	(16,461)
Expiring 04/30/20	Citibank, N.A.	MXN	17,592	844,000	875,602	—	(31,602)
Expiring 04/30/20	UBS AG	MXN	1,633	72,000	81,289	—	(9,289)
Expiring 10/30/20	Deutsche Bank AG	MXN	20,095	879,000	977,224	—	(98,224)
Expiring 01/29/21	Citibank, N.A.	MXN	7,041	335,000	338,531	—	(3,531)
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	5,913	192,000	191,981	19	—
Expiring 06/19/19	Barclays Bank PLC	TWD	2,313	75,000	75,090	—	(90)
Expiring 06/19/19	BNP Paribas S.A.	TWD	2,182	71,000	70,843	157	—
Expiring 06/19/19	Citibank, N.A.	TWD	4,384	142,393	142,356	37	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	4,176	136,000	135,593	407	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	3,747	122,000	121,671	329	—

See Notes to Financial Statements.

54

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	3,463	$113,000	$112,439	$561	$—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	2,139	69,600	69,454	146	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	1,918	62,300	62,264	36	—
New Zealand Dollar,
Expiring 07/22/19	Bank of America, N.A.	NZD	368	249,099	246,269	2,830	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	178	119,000	119,019	—	(19)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	127	85,756	85,234	522	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	107	71,463	71,480	—	(17)
Norwegian Krone,
Expiring 07/19/19	BNP Paribas S.A.	NOK	942	109,000	109,550	—	(550)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	272	82,016	81,949	67	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	67	20,300	20,312	—	(12)
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	8,303	158,169	158,655	—	(486)
Expiring 06/19/19	Barclays Bank PLC	PHP	5,346	101,000	102,150	—	(1,150)
Expiring 06/19/19	Barclays Bank PLC	PHP	5,200	98,000	99,367	—	(1,367)
Expiring 06/19/19	Barclays Bank PLC	PHP	4,332	82,000	82,783	—	(783)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	6,300	119,000	120,389	—	(1,389)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	5,587	105,000	106,757	—	(1,757)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	5,404	102,000	103,259	—	(1,259)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	5,180	99,000	98,973	27	—
Polish Zloty,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	957	253,783	251,015	2,768	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	323	84,000	84,644	—	(644)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	100	25,968	26,166	—	(198)
Russian Ruble,
Expiring 06/19/19	Barclays Bank PLC	RUB	4,683	71,000	71,896	—	(896)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/19/19	Citibank, N.A.	RUB	10,727	$162,985	$164,677	$—	$(1,692)
Expiring 06/19/19	Citibank, N.A.	RUB	2,303	34,974	35,353	—	(379)
Expiring 06/19/19	Citibank, N.A.	RUB	411	6,237	6,305	—	(68)
Expiring 06/28/19	Morgan Stanley & Co. International PLC	RUB	16,840	250,000	258,192	—	(8,192)
Expiring 08/29/19	Citibank, N.A.	RUB	3,465	53,000	52,691	309	—
Expiring 08/29/19	HSBC Bank USA, N.A.	RUB	5,663	86,000	86,107	—	(107)
Expiring 12/24/19	Barclays Bank PLC	RUB	13,857	212,407	207,482	4,925	—
Expiring 12/24/19	Goldman Sachs International	RUB	20,740	338,000	310,527	27,473	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	RUB	3,654	49,060	54,706	—	(5,646)
Expiring 03/31/20	Citibank, N.A.	RUB	18,480	269,000	273,275	—	(4,275)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	RUB	19,030	251,390	281,407	—	(30,017)
Expiring 12/23/20	BNP Paribas S.A.	RUB	56,910	772,000	813,582	—	(41,582)
Expiring 12/23/20	BNP Paribas S.A.	RUB	15,964	224,000	228,226	—	(4,226)
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs International	SAR	5,715	1,500,000	1,523,216	—	(23,216)
Singapore Dollar,
Expiring 05/10/19	Barclays Bank PLC	SGD	133	98,000	97,625	375	—
Expiring 05/10/19	Goldman Sachs International	SGD	111	82,000	81,557	443	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	146	108,000	107,487	513	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	127	94,000	93,494	506	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	121	90,000	89,202	798	—
Expiring 05/10/19	UBS AG	SGD	140	103,000	102,705	295	—
South African Rand,
Expiring 06/13/19	Citibank, N.A.	ZAR	3,955	274,436	275,029	—	(593)
Expiring 06/13/19	Citibank, N.A.	ZAR	1,037	72,000	72,121	—	(121)
Expiring 06/13/19	Citibank, N.A.	ZAR	466	32,117	32,430	—	(313)
Expiring 06/13/19	Goldman Sachs International	ZAR	3,955	276,371	275,029	1,342	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	1,028	69,793	71,485	—	(1,692)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	999	69,777	69,460	317	—

See Notes to Financial Statements.

56

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	590	$41,000	$41,014	$—	$(14)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	479	33,026	33,321	—	(295)
Expiring 06/28/19	HSBC Bank USA, N.A.	ZAR	3,310	229,000	229,747	—	(747)
Expiring 12/30/19	Goldman Sachs International	ZAR	2,963	187,000	200,904	—	(13,904)
Expiring 12/30/19	JPMorgan Chase Bank, N.A.	ZAR	1,582	104,805	107,228	—	(2,423)
Expiring 03/31/20	Barclays Bank PLC	ZAR	2,180	145,000	146,110	—	(1,110)
Expiring 03/31/20	Goldman Sachs International	ZAR	2,216	140,000	148,489	—	(8,489)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	ZAR	4,510	295,053	302,255	—	(7,202)
Expiring 07/29/20	BNP Paribas S.A.	ZAR	6,365	390,000	419,814	—	(29,814)
Expiring 09/30/20	Goldman Sachs International	ZAR	1,152	72,000	75,360	—	(3,360)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	3,878	250,000	249,650	350	—
South Korean Won,
Expiring 05/31/19	Morgan Stanley & Co. International PLC	KRW	165,750	150,000	142,049	7,951	—
Expiring 06/19/19	Barclays Bank PLC	KRW	112,990	100,000	96,907	3,093	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	284,435	250,809	243,948	6,861	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	160,603	137,860	137,742	118	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	115,261	99,000	98,854	146	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	101,015	89,000	86,636	2,364	—
Expiring 07/31/19	Deutsche Bank AG	KRW	515,823	462,000	443,184	18,816	—
Expiring 07/31/19	Goldman Sachs International	KRW	260,637	246,000	223,934	22,066	—
Expiring 12/24/19	Goldman Sachs International	KRW	12,696	12,000	10,974	1,026	—
Swedish Krona,
Expiring 07/19/19	Citibank, N.A.	SEK	905	97,000	95,944	1,056	—
Expiring 07/19/19	Citibank, N.A.	SEK	794	84,000	84,131	—	(131)
Swiss Franc,
Expiring 07/19/19	Bank of America, N.A.	CHF	102	103,000	101,263	1,737	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	710	$715,573	$702,399	$13,174	$—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	79	79,000	78,567	433	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	34	33,266	33,323	—	(57)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CHF	95	94,000	94,126	—	(126)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CHF	82	81,000	81,052	—	(52)
Expiring 07/19/19	The Toronto-Dominion Bank	CHF	109	109,000	107,599	1,401	—
Thai Baht,
Expiring 05/10/19	Citibank, N.A.	THB	6,072	194,694	190,225	4,469	—
Expiring 05/10/19	Citibank, N.A.	THB	5,947	189,000	186,308	2,692	—
Expiring 05/10/19	Citibank, N.A.	THB	5,422	173,000	169,885	3,115	—
Expiring 05/10/19	Citibank, N.A.	THB	4,677	148,000	146,518	1,482	—
Expiring 05/10/19	Citibank, N.A.	THB	3,136	99,000	98,250	750	—
Expiring 05/10/19	Citibank, N.A.	THB	2,858	90,000	89,551	449	—
Expiring 05/10/19	Citibank, N.A.	THB	2,100	66,723	65,808	915	—
Expiring 05/10/19	Citibank, N.A.	THB	1,842	58,708	57,704	1,004	—
Expiring 05/10/19	Citibank, N.A.	THB	1,584	50,499	49,632	867	—
Expiring 05/10/19	Citibank, N.A.	THB	442	14,100	13,846	254	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	2,307	72,050	72,278	—	(228)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	1,829	58,615	57,293	1,322	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	986	31,562	30,897	665	—
Turkish Lira,
Expiring 06/13/19	BNP Paribas S.A.	TRY	467	79,000	76,122	2,878	—
Expiring 06/13/19	Citibank, N.A.	TRY	149	25,291	24,337	954	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	761	126,000	123,962	2,038	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	703	118,000	114,632	3,368	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	527	87,000	85,820	1,180	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	521	88,000	84,982	3,018	—

See Notes to Financial Statements.

58

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	464	$80,593	$75,566	$5,027	$—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	444	72,247	72,397	—	(150)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	316	55,000	51,522	3,478	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	292	49,500	47,529	1,971	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	143	23,472	23,360	112	—
Expiring 08/29/19	BNP Paribas S.A.	TRY	985	239,000	152,695	86,305	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	TRY	891	182,863	138,181	44,682	—
Expiring 12/24/19	BNP Paribas S.A.	TRY	2,328	500,000	334,508	165,492	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	TRY	3,179	561,206	456,890	104,316	—
Expiring 01/31/20	JPMorgan Chase Bank, N.A.	TRY	2,373	414,585	333,049	81,536	—
Expiring 04/30/20	Citibank, N.A.	TRY	1,818	240,300	241,803	—	(1,503)
Expiring 04/30/20	Citibank, N.A.	TRY	815	126,202	108,429	17,773	—
Expiring 04/30/20	Citibank, N.A.	TRY	251	35,000	33,443	1,557	—
Expiring 04/30/20	Goldman Sachs International	TRY	3,062	531,000	407,210	123,790	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	TRY	530	82,000	70,487	11,513	—
Expiring 06/30/20	Citibank, N.A.	TRY	1,570	163,000	201,922	—	(38,922)
Expiring 06/30/20	Citibank, N.A.	TRY	228	23,764	29,371	—	(5,607)
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	770	105,000	99,054	5,946	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	3,630	551,000	466,858	84,142	—
Expiring 10/30/20	Deutsche Bank AG	TRY	281	37,000	33,919	3,081	—
Expiring 02/26/21	Citibank, N.A.	TRY	1,635	201,000	186,089	14,911	—
Expiring 02/26/21	Citibank, N.A.	TRY	876	104,088	99,749	4,339	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	1,140	136,912	129,724	7,188	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	3,900	540,000	443,872	96,128	—

				$55,867,649	$54,806,670	1,678,207	(617,228)

						$2,396,420	$(1,792,357)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Cross currency exchange contracts outstanding at April 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
06/28/19	Buy	AUD	138	JPY	11,668	$—	$(7,838)	BNP Paribas S.A.
06/28/19	Buy	JPY	60,856	AUD	734	30,829	—	Morgan Stanley & Co. International PLC
07/19/19	Buy	NOK	1,336	EUR	139	—	(1,479)	Citibank, N.A.
07/19/19	Buy	SEK	1,450	EUR	139	—	(3,168)	Citibank, N.A.
11/27/19	Buy	EUR	227	ZAR	4,393	—	(39,907)	Citibank, N.A.
11/27/19	Buy	ZAR	1,815	EUR	105	3,704	—	Deutsche Bank AG
12/30/19	Buy	EUR	392	ZAR	6,807	—	(12,702)	Deutsche Bank AG
12/30/19	Buy	ZAR	4,061	EUR	245	—	(5,184)	Morgan Stanley & Co. International PLC
01/31/20	Buy	AUD	383	JPY	29,790	—	(1,520)	Deutsche Bank AG
01/31/20	Buy	TRY	3,694	EUR	508	—	(64,726)	Goldman Sachs International
01/31/20	Buy	EUR	242	TRY	1,476	70,656	—	Goldman Sachs International
02/28/20	Buy	JPY	76,480	AUD	1,015	—	(17,532)	Deutsche Bank AG
03/31/20	Buy	ZAR	8,528	EUR	459	42,097	—	Morgan Stanley & Co. International PLC
03/31/20	Buy	EUR	443	ZAR	7,484	9,398	—	Morgan Stanley & Co. International PLC
04/30/20	Buy	TRY	5,147	EUR	559	38,081	—	BNP Paribas S.A.
04/30/20	Buy	EUR	520	TRY	3,922	79,648	—	Goldman Sachs International
07/29/20	Buy	EUR	603	TRY	5,835	—	(36,988)	BNP Paribas S.A.
07/29/20	Buy	TRY	4,271	EUR	351	132,248	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	1,782	EUR	101	—	(827)	Goldman Sachs International
08/31/20	Buy	EUR	208	ZAR	4,012	—	(20,760)	Morgan Stanley & Co. International PLC
11/27/20	Buy	AUD	322	JPY	23,989	4,511	—	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	47,832	AUD	613	11,815	—	Deutsche Bank AG
12/23/20	Buy	EUR	26	ZAR	471	152	—	Goldman Sachs International
12/30/20	Buy	JPY	6,634	AUD	90	—	(1,804)	Deutsche Bank AG
12/30/20	Buy	AUD	38	JPY	2,880	21	—	Goldman Sachs International
10/31/23	Buy	JPY	9,277	AUD	133	—	(1,940)	Goldman Sachs International
10/31/23	Buy	JPY	29,437	AUD	431	—	(12,654)	Morgan Stanley & Co. International PLC

						$423,160	$(229,029)

Credit default swap agreements outstanding at April 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*:
Federal Republic of Brazil	12/20/22	1.000%(Q)	750	1.313%	$(7,188)	$—	$(7,188)	Citibank, N.A.
Federation of Malaysia	12/20/22	1.000%(Q)	150	0.463%	2,999	—	2,999	Citibank, N.A.

See Notes to Financial Statements.

60

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*(cont’d.):
People’s Republic of China	12/20/22	1.000%(Q)	500	0.343%	$12,114	$—	$12,114	Citibank, N.A.
Republic of Argentina	12/20/22	1.000%(Q)	150	13.114%	(46,238)	—	(46,238)	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	150	0.230%	4,236	—	4,236	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	200	0.652%	2,658	—	2,658	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	200	0.833%	1,397	—	1,397	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	150	0.384%	3,415	—	3,415	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	150	0.340%	3,652	—	3,652	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	150	0.438%	3,131	—	3,131	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	450	1.465%	(6,654)	—	(6,654)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	750	4.356%	(79,448)	—	(79,448)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	450	0.982%	800	—	800	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	650	0.787%	5,574	—	5,574	Citibank, N.A.

					$(99,552)	$—	$(99,552)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)*:
CDX.EM.28-V2	12/20/22	1.000%(Q)	4,850	$89,071	$(1,778)	$90,849	Citibank, N.A.

*

The Fund entered into multiple credit default swap agreements in a package trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the Index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$466	$6,597	$(6,131)	Barclays Bank PLC
Bank of China Ltd.	06/20/21	1.000%(Q)		100	(1,841)	2,249	(4,090)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%(Q)		100	(1,808)	1,421	(3,229)	Deutsche Bank AG
Hellenic Republic	06/20/23	1.000%(Q)		300	16,710	27,598	(10,888)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		100	(2,959)	(2,474)	(485)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	250	3,566	3,599	(33)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		575	(1,413)	8,273	(9,686)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		100	(246)	1,615	(1,861)	Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	125	9,332	7,765	1,567	Barclays Bank PLC
Republic of Turkey	06/20/19	1.000%(Q)		500	1,094	15,937	(14,843)	BNP Paribas S.A.
Republic of Turkey	06/20/19	1.000%(Q)		200	438	5,789	(5,351)	BNP Paribas S.A.
Republic of Turkey	06/20/19	1.000%(Q)		100	218	2,330	(2,112)	BNP Paribas S.A.

					$23,557	$80,699	$(57,142)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Federal Republic of Brazil	12/20/20	1.000%(Q)	500	0.910%	$1,309	$(64,528)	$65,837	Deutsche Bank AG
Generalitat de Cataluna	12/20/22	1.000%(Q)	230	2.385%	(10,249)	(34,322)	24,073	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	300	2.808%	(19,975)	(31,312)	11,337	Bank of America, N.A.
Kingdom of Belgium	12/20/25	1.000%(Q)	1,000	0.315%	43,319	24,532	18,787	JPMorgan Chase Bank, N.A.
Kingdom of Belgium	12/20/25	1.000%(Q)	500	0.315%	21,659	14,623	7,036	JPMorgan Chase Bank, N.A.
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	250	0.404%	4,125	(5,095)	9,220	Barclays Bank PLC
Kingdom of Spain	12/20/20	1.000%(Q)	250	0.202%	3,530	2,159	1,371	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/22	1.000%(Q)	700	0.350%	14,647	6,571	8,076	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,050	0.456%	23,721	11,114	12,607	Bank of America, N.A.

See Notes to Financial Statements.

62

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.456%	$2,262	$1,515	$747	Bank of America, N.A.
Kingdom of Spain	12/20/25	1.000%(Q)	750	0.697%	14,646	(16,633)	31,279	JPMorgan Chase Bank, N.A.
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	250	1.112%	(24)	(1,619)	1,595	Citibank, N.A.
People’s Republic of China	12/20/20	1.000%(Q)	750	0.124%	11,546	(403)	11,949	JPMorgan Chase Bank, N.A.
Republic of Chile	12/20/20	1.000%(Q)	500	0.104%	7,863	(2,453)	10,316	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%(Q)	500	0.371%	5,678	(22,421)	28,099	Deutsche Bank AG
Republic of Hungary	12/20/20	1.000%(Q)	750	0.289%	9,529	(21,884)	31,413	Barclays Bank PLC
Republic of Indonesia	12/20/20	1.000%(Q)	250	0.317%	3,062	(13,020)	16,082	Deutsche Bank AG
Republic of Indonesia	06/20/23	1.000%(Q)	545	0.749%	6,006	(3,446)	9,452	Citibank, N.A.
Republic of Ireland	12/20/25	1.000%(Q)	500	0.376%	19,710	10,093	9,617	Barclays Bank PLC
Republic of Ireland	12/20/25	1.000%(Q)	500	0.376%	19,710	8,689	11,021	JPMorgan Chase Bank, N.A.
Republic of Ireland	12/20/26	1.000%(Q)	200	0.417%	8,333	(192)	8,525	JPMorgan Chase Bank, N.A.
Republic of Israel	12/20/20	1.000%(Q)	250	0.289%	3,174	3,054	120	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/20	1.000%(Q)	250	0.842%	929	93	836	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	575	1.675%	(14,171)	(30,018)	15,847	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	100	1.675%	(2,464)	(5,384)	2,920	Citibank, N.A.
Republic of Italy	12/20/25	1.000%(Q)	750	2.111%	(46,501)	(28,906)	(17,595)	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/25	1.000%(Q)	500	2.111%	(31,001)	(19,746)	(11,255)	JPMorgan Chase Bank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	230	0.571%	4,170	—	4,170	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.304%	2,237	852	1,385	Citibank, N.A.
Republic of Peru	12/20/20	1.000%(Q)	500	0.137%	7,597	(14,571)	22,168	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%(Q)	750	0.166%	11,028	(42)	11,070	JPMorgan Chase Bank, N.A.
Republic of Portgual	06/20/22	1.000%(Q)	1,400	0.412%	26,622	(38,556)	65,178	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Republic of Portugal	06/20/23	1.000%(Q)	1,290	0.532%	$25,304	$(4,894)	$30,198	Goldman Sachs International
Republic of South Africa	12/20/20	1.000%(Q)	375	0.963%	660	(25,728)	26,388	JPMorgan Chase Bank, N.A.
Republic of South Africa	12/20/23	1.000%(Q)	250	1.741%	(7,623)	(13,785)	6,162	Bank of America, N.A.
Republic of Turkey	12/20/20	1.000%(Q)	625	4.181%	(30,252)	(39,564)	9,312	Deutsche Bank AG
Republic of Turkey	06/20/23	1.000%(Q)	500	4.379%	(59,519)	(70,394)	10,875	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	200	4.379%	(23,808)	(27,458)	3,650	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	100	4.379%	(11,903)	(13,077)	1,174	BNP Paribas S.A.
Russian Federation	12/20/20	1.000%(Q)	375	0.703%	2,238	(26,388)	28,626	JPMorgan Chase Bank, N.A.
Russian Federation	12/20/21	1.000%(Q)	475	0.836%	2,541	(27,386)	29,927	Barclays Bank PLC
Russian Federation	06/20/23	1.000%(Q)	350	1.059%	(393)	(5,826)	5,433	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	1.059%	(56)	(996)	940	Morgan Stanley & Co. International PLC
Russian Federation	12/20/26	1.000%(Q)	350	1.604%	(13,662)	(31,899)	18,237	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q)	210	1.228%	(1,383)	(8,549)	7,166	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	200	1.835%	(7,965)	(13,998)	6,033	Goldman Sachs International
United Mexican States	06/20/22	1.000%(Q)	1,000	0.664%	11,323	314	11,009	Citibank, N.A.
United Mexican States	12/20/23	1.000%(Q)	1,600	1.016%	736	(14,755)	15,491	Deutsche Bank AG

					$38,265	$(595,639)	$633,904

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.HY.30.V3	06/20/23	5.000%(Q)	175	*	$12,877	$16,028	$3,151
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	3,000	3.258%	180,900	245,462	64,562

					$193,777	$261,490	$67,713

See Notes to Financial Statements.

64

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Sell Protection(2):
CDX.EM.27.V2	06/20/22	1.000%(Q)	485	1.517%	$(6,862)	$(20,957)	$14,095	Citibank, N.A.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2019:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
6,238	3 Month LIBOR(Q)	EUR	5,000	3 Month EURIBOR minus 34.5bps(Q)	Citibank, N.A.	02/20/20	$670,400	$—	$670,400
1,095	3 Month LIBOR(Q)	EUR	1,000	(0.214)%(Q)	JPMorgan Chase Bank, N.A.	11/05/20	(24,249)	—	(24,249)
698	3 Month LIBOR(Q)	EUR	650	(0.274)%(Q)	JPMorgan Chase Bank, N.A.	11/17/20	(29,435)	—	(29,435)
428	3 Month LIBOR(Q)	EUR	400	(0.279)%(Q)	JPMorgan Chase Bank, N.A.	11/18/20	(19,286)	—	(19,286)
247	3 Month LIBOR(Q)	EUR	220	(0.443)%(Q)	JPMorgan Chase Bank, N.A.	08/22/21	1,747	—	1,747
438	3 Month LIBOR(Q)	EUR	400	(0.108)%(Q)	JPMorgan Chase Bank, N.A.	11/06/21	(11,823)	—	(11,823)
537	3 Month LIBOR(Q)	EUR	500	(0.007)%(Q)	JPMorgan Chase Bank, N.A.	05/17/22	(26,569)	—	(26,569)
376	3 Month LIBOR(Q)	EUR	350	0.015%(Q)	JPMorgan Chase Bank, N.A.	11/17/22	(19,821)	—	(19,821)
1,095	3 Month LIBOR(Q)	EUR	1,000	0.339%(Q)	JPMorgan Chase Bank, N.A.	11/05/24	(55,145)	—	(55,145)
107	3 Month LIBOR(Q)	EUR	100	0.355%(Q)	JPMorgan Chase Bank, N.A.	05/17/25	(8,054)	—	(8,054)
107	3 Month LIBOR(Q)	EUR	100	0.425%(Q)	JPMorgan Chase Bank, N.A.	11/12/25	(8,689)	—	(8,689)

							$469,076	$—	$469,076

See Notes to Financial Statements.

66

Forward rate agreements outstanding at April 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
2,100	05/28/19	—(3)	—(3)	$(1,203)	$—	$(1,203)	Citigroup Global Markets, Inc.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays or receives payments based on CMM102 minus 7 Year CMT minus 1.355 % upon termination.

Inflation swap agreements outstanding at April 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	600	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(13,489)	$(13,489)
EUR	600	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	13,792	13,792
GBP	50	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	—	(627)	(627)
GBP	40	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	1,095	1,095

					$—	$771	$771

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	650	03/14/27	3.170%(S)	6 Month BBSW(2)(S)	$—	$43,180	$43,180
AUD	470	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	190	35,652	35,462
BRL	1,587	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	36,212	36,212
BRL	3,103	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	109,905	109,905
BRL	888	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	38,375	38,375
BRL	244	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	16,434	16,434
CAD	1,250	12/10/23	2.480%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(345)	(24,406)	(24,061)
CAD	190	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	(4,362)	(4,362)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	170	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$(4)	$5,438	$5,442
CAD	140	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	5,337	5,337
CAD	136	01/09/48	2.640%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	3	(3,586)	(3,589)
CHF	1,190	12/13/23	(0.185)%(A)	6 Month CHF LIBOR(2)(S)	7,125	13,655	6,530
CHF	350	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	7,503	7,503
CHF	380	10/05/37	—(3)	—(3)	—	913	913
CNH	2,030	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(2,297)	(2,297)
CNH	2,900	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(4,035)	(4,035)
COP	1,364,000	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	804	14,114	13,310
CZK	14,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(23,094)	(23,094)
CZK	13,010	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(21,274)	(21,274)
CZK	16,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	6,901	6,901
CZK	7,145	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	17,676	17,676
CZK	6,640	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	—	18,011	18,011
DKK	2,300	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	20,010	20,010
EUR	2,015	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(15,099)	(15,668)	(569)
EUR	1,000	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	4,643	(11,497)	(16,140)
EUR	400	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(5,674)	(5,674)
EUR	1,500	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	(15,443)	(15,443)
EUR	240	11/23/23	0.320%(A)	6 Month EURIBOR(2)(S)	4,049	4,405	356
EUR	2,135	08/15/25	0.395%(A)	6 Month EURIBOR(1)(S)	—	(43,224)	(43,224)

See Notes to Financial Statements.

68

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	220	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	$913	$(9,963)	$(10,876)
EUR	280	06/29/27	0.835%(A)	6 Month EURIBOR(2)(S)	—	14,999	14,999
EUR	270	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	8,558	(11,229)	(19,787)
EUR	1,845	05/11/29	0.750%(A)	6 Month EURIBOR(1)(S)	(43,985)	(51,610)	(7,625)
EUR	120	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(4,617)	2,784	7,401
EUR	290	03/31/31	0.874%(A)	6 Month EURIBOR(2)(S)	(1,791)	8,363	10,154
EUR	235	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	1,950	15,562	13,612
EUR	100	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(3,146)	6,354	9,500
EUR	1,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	—	12,328	12,328
EUR	380	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	13,924	13,924
EUR	380	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(13,421)	(13,421)
EUR	200	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	17,198	17,198
EUR	225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(5,476)	9,281	14,757
EUR	1,190	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	69,978	69,978
EUR	1,190	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(287)	(66,533)	(66,246)
EUR	345	10/25/37	2.085%(A)	3 Month EURIBOR(2)(S)	—	18,565	18,565
EUR	345	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(19,590)	(19,590)
EUR	195	07/04/42	1.001%(A)	6 Month EURIBOR(1)(S)	13,017	973	(12,044)
EUR	450	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	26,805	26,805
EUR	450	01/26/48	1.863%(A)	6 Month EURIBOR(1)(Q)	—	(27,426)	(27,426)
EUR	100	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	2,962	2,962
EUR	100	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(2,929)	(2,929)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	770	01/07/49	1.475%(A)	3 Month EURIBOR(2)(Q)	$—	$12,886	$12,886
EUR	770	01/07/49	1.484%(A)	6 Month EURIBOR(1)(S)	—	(12,698)	(12,698)
GBP	1,400	12/18/23	1.334%(S)	6 Month GBP LIBOR(2)(S)	5,285	14,191	8,906
GBP	295	05/15/24	0.963%(S)	6 Month GBP LIBOR(1)(S)	—	4,542	4,542
GBP	410	05/08/28	1.100%(S)	6 Month GBP LIBOR(2)(S)	(19,489)	(10,333)	9,156
HKD	6,080	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	—	2,495	2,495
HKD	6,850	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	—	2,940	2,940
HUF	202,800	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(349)	10,435	10,784
HUF	100,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	(19,200)	5,444	24,644
HUF	257,045	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	26,700	26,700
JPY	756,490	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(3,097)	(3,097)
JPY	191,720	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(198)	(198)
JPY	115,675	12/03/23	0.050%(S)	6 Month JPY LIBOR(1)(S)	(1,027)	(3,523)	(2,496)
JPY	126,000	04/10/24	(0.019)%(S)	6 Month JPY LIBOR(2)(S)	—	(288)	(288)
JPY	90,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	26,532	26,532
JPY	14,600	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	3,814	3,814
JPY	26,000	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	12,059	12,059
JPY	20,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	3,295	11,874	8,579
JPY	24,660	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	5,567	7,435	1,868
KRW	1,800,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	883	883
KRW	719,800	01/07/24	1.685%(Q)	3 Month KWCDC(1)(Q)	—	(1,445)	(1,445)
KRW	380,000	09/10/28	2.043%(Q)	3 Month KWCDC(1)(Q)	780	(11,179)	(11,959)

See Notes to Financial Statements.

70

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	13,380	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	$4,126	$5,766	$1,640
NOK	39,600	11/28/23	1.915%(A)	6 Month NIBOR(2)(S)	18,018	15,239	(2,779)
NOK	3,400	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	—	2,872	2,872
NOK	690	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	—	95	95
NZD	250	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	7,044	5,460	(1,584)
NZD	100	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	2,303	2,303
NZD	3,230	02/14/24	1.965%(S)	3 Month BBR(1)(Q)	(2,371)	(15,641)	(13,270)
NZD	1,260	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	—	61,772	61,772
NZD	100	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	2,105	7,114	5,009
NZD	220	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	10,822	10,822
PLN	2,000	05/24/23	2.520%(A)	6 Month WIBOR(2)(S)	—	17,033	17,033
PLN	2,890	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	17,846	17,846
PLN	2,325	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	12,969	12,969
PLN	700	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	(1,545)	(1,545)
PLN	550	01/21/26	2.500%(A)	6 Month WIBOR(2)(S)	1,944	1,565	(379)
PLN	1,610	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(28,347)	(28,347)
PLN	550	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	7,736	7,736
PLN	1,263	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(14,971)	(14,971)
SEK	2,500	04/12/22	0.270%(A)	3 Month STIBOR(2)(Q)	—	1,096	1,096
SEK	4,000	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	10,922	10,922
SEK	9,400	04/15/24	0.380%(A)	3 Month STIBOR(2)(Q)	(187)	1,942	2,129
SEK	2,300	11/12/25	1.431%(A)	3 Month STIBOR(2)(Q)	—	16,142	16,142
SEK	265	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	1,046	1,046
SEK	2,600	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	5,402	10,713	5,311
SGD	920	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(2,427)	(2,427)
SGD	410	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	598	598
SGD	490	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	7,863	7,863
	2,190	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	7,161	(2,862)	(10,023)
	5,790	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	—	4,614	4,614
	4,840	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(78)	1,931	2,009
	34,485	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	532,637	183,988	(348,649)
	2,710	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(81)	(10,827)	(10,746)
	3,760	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	—	(27,945)	(27,945)
	4,002	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	—	(20,007)	(20,007)
	955	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	2,149	(4,663)	(6,812)
	1,370	11/22/21	1.792%(S)	3 Month LIBOR(2)(Q)	—	(14,569)	(14,569)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,300	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	$(32,236)	$(8,167)	$24,069
2,000	06/16/22	—(4)	—(4)	—	(584)	(584)
4,890	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	(155,615)	(40,378)	115,237
680	05/21/23	2.215%(S)	3 Month LIBOR(2)(Q)	—	847	847
750	08/28/23	2.842%(S)	3 Month LIBOR(1)(Q)	—	(16,654)	(16,654)
4,460	11/23/23	3.016%(S)	3 Month LIBOR(1)(Q)	(38,891)	(172,294)	(133,403)
1,470	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	15,451	10,781
850	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	169	7,423	7,254
1,095	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(1,623)	7,956	9,579
1,585	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(23,555)	7,226	30,781
610	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,767	8,603	5,836
870	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	8,024	8,024
7,500	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	27,668	68,521	40,853
985	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,791	8,714	6,923
475	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(9,173)	(9,173)
2,955	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	11,272	(14,340)	(25,612)
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(11,948)	(11,948)
5,232	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(3,471)	(233,385)	(229,914)
1,293	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	—	(66,278)	(66,278)
1,000	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	11,633	11,633
370	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	3,009	3,009
965	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(3,155)	(9,595)	(6,440)
367	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	—	(824)	(824)
900	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	34	(9,592)	(9,626)
657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	16,443	7,387
525	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	2,544	10,186	7,642
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	3,860	3,860
395	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(181)	2,737	2,918
1,395	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(14,631)	(5,202)	9,429
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	1,180	1,180
2,115	05/11/28	2.000%(S)	3 Month LIBOR(2)(Q)	(183,308)	(71,742)	111,566
360	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	(917)	(917)
4,899	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(76,506)	(156,544)	(80,038)
2,429	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(10,144)	(75,938)	(65,794)
500	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(5,289)	(5,289)
190	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	1,970	1,970
800	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(5,647)	(33,673)	(28,026)
240	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	3,756	3,756
1,165	05/11/38	2.200%(S)	3 Month LIBOR(1)(Q)	160,573	77,603	(82,970)
325	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	141	(5,239)	(5,380)
170	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(4,977)	(4,977)
85	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	18,468	18,468
55	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	1,781	1,781

See Notes to Financial Statements.

72

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	50	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	$—	$444	$444
	770	05/11/48	2.300%(S)	3 Month LIBOR(1)(Q)	113,717	60,484	(53,233)
	180	08/28/48	2.915%(S)	3 Month LIBOR(2)(Q)	—	7,990	7,990
ZAR	28,120	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	—	2,175	2,175
ZAR	25,240	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	—	(4,112)	(4,112)
ZAR	5,200	05/05/25	7.940%(Q)	3 Month JIBAR(2)(Q)	(13,294)	6,558	19,852
ZAR	4,100	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(81)	9,034	9,115
ZAR	6,760	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	(24)	(2,608)	(2,584)
ZAR	4,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(35)	4,291	4,326
ZAR	7,500	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	—	1,807	1,807

					$291,238	$20,369	$(270,869)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
AED	1,370	02/25/29	3.750%(A)	3 Month EIBOR(2)(Q)	$6,468	$—	$6,468	HSBC Bank USA, N.A.
CLP	220,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	7,766	—	7,766	Morgan Stanley & Co. International PLC
CLP	140,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	5,954	—	5,954	Morgan Stanley & Co. International PLC
CLP	62,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	2,812	—	2,812	Morgan Stanley & Co. International PLC
CLP	101,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	4,145	—	4,145	Morgan Stanley & Co. International PLC
CLP	56,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	2,866	—	2,866	Citibank, N.A.
CNH	2,000	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	846	(4)	850	UBS AG
COP	1,600,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	8,194	—	8,194	Morgan Stanley & Co. International PLC
COP	405,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	3,023	—	3,023	Morgan Stanley & Co. International PLC
COP	509,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	3,346	—	3,346	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
COP	500,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	$3,696	$—	$3,696	Citibank, N.A.
ILS	700	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	5,996	—	5,996	Citibank, N.A.
ILS	350	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	2,024	—	2,024	Barclays Bank PLC
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	18,137	—	18,137	Citibank, N.A.
ILS	950	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	11,886	—	11,886	JPMorgan Chase Bank, N.A.
ILS	700	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	1,268	—	1,268	HSBC Bank USA, N.A.
	405	03/25/23	—(5)	—(5)	16	—	16	Citibank, N.A.
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(3,986)	(36)	(3,950)	Deutsche Bank AG
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(14,633)	(69)	(14,564)	Deutsche Bank AG
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	4,315	34	4,281	Deutsche Bank AG
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	15,418	56	15,362	Deutsche Bank AG

					$89,557	$(19)	$89,576

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month CHF LIBOR plus 1.75 bps quarterly and receives the floating rate of 6 Month CHF LIBOR semiannually.
(4)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 22.375 bps quarterly.
(5)	The Fund pays the floating rate of 1 Week MUNIPSA and receives the floating rate of 3 Month LIBOR quarterly.

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate and Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$—	$(1,203)
OTC Swap Agreements	$166,872	$(704,566)	$1,589,478	$(448,672)

See Notes to Financial Statements.

74

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$1,265,000	$—
J.P. Morgan Securities LLC	598,729	—

Total	$1,863,729	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$492,662	$—
Ireland	—	279,997	—
Spain	—	648,141	—
United States	—	1,206,764	—
Bank Loan
United States	—	124,529	—
Commercial Mortgage-Backed Security
United States	—	236,425	—
Corporate Bonds
Brazil	—	133,112	—
Canada	—	1,260,660	—
China	—	571,602	—
France	—	469,615	—
Germany	—	222,092	—
Hungary	—	52,244	—
Indonesia	—	262,500	—
Italy	—	1,072,111	—
Kazakhstan	—	103,209	—
Luxembourg	—	115,807	—
Mexico	—	685,188	—
Netherlands	—	1,105,080	—
Peru	—	200,719	—
Russia	—	136,313	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds (continued)
South Africa	$—	$207,763	$—
Spain	—	468,626	—
Switzerland	—	628,106	—
United Kingdom	—	1,095,638	—
United States	—	9,939,244	—
Residential Mortgage-Backed Securities
Cayman Islands	—	43,852	—
United States	—	1,366,394	—
Sovereign Bonds
Argentina	—	995,215	—
Brazil	—	1,421,188	—
Colombia	—	209,964	—
Croatia	—	581,656	—
Cyprus	—	2,272,526	—
Dominican Republic	—	237,822	—
Egypt	—	198,000	—
Greece	—	2,838,906	—
Indonesia	—	1,310,180	—
Iraq	—	203,052	—
Italy	—	120,667	—
Kazakhstan	—	251,514	—
Malaysia	—	245,944	—
Peru	—	274,075	—
Portugal	—	2,248,575	—
Romania	—	235,426	—
Saudi Arabia	—	198,444	—
Senegal	—	110,778	—
Spain	—	1,423,062	—
Turkey	—	334,185	—
Ukraine	—	100,072	—
United Kingdom	—	67,767	—
U.S. Treasury Obligations	—	300,238	—
Common Stock
United States	—	—	88,450
Affiliated Mutual Funds	3,123,754	—	—
Options Purchased	2,600	5,073,938	—
Options Written	(2,570)	(4,491,286)	—
Other Financial Instruments*
Futures Contracts	142,566	—	—
OTC Forward Foreign Currency Exchange Contracts	—	604,063	—
OTC Cross Currency Exchange Contracts	—	194,131	—
OTC Packaged Credit Default Swap Agreements	—	(10,481)	—
Centrally Cleared Credit Default Swap Agreements	—	67,713	—
OTC Credit Default Swap Agreements	—	54,960	—
OTC Currency Swap Agreements	—	469,076	—
OTC Forward Rate Agreement	—	—	(1,203)

See Notes to Financial Statements.

76

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Centrally Cleared Inflation Swap Agreements	$—	$771	$—
Centrally Cleared Interest Rate Swap Agreements	—	(270,869)	—
OTC Interest Rate Swap Agreements	—	89,557	—

Total	$3,266,350	$41,089,222	$87,247

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2019 were as follows:

Sovereign Bonds	35.6%
Options Purchased	11.4
Banks	7.7
Affiliated Mutual Funds (0.4% represents investments purchased with collateral from securities on loan)	7.0
Residential Mortgage-Backed Securities	6.2
Oil & Gas	5.4
Media	3.3
Commercial Services	2.8
Telecommunications	2.5
Electric	2.3
Collateralized Loan Obligations	1.7
Retail	1.6
Home Builders	1.6
Chemicals	1.4
Entertainment	1.4
Insurance	1.1
Diversified Financial Services	1.0
Auto Parts & Equipment	0.9
Computers	0.7
Aerospace & Defense	0.7
Consumer Loans	0.7
U.S. Treasury Obligations	0.7
Software	0.7
Packaging & Containers	0.6
Real Estate Investment Trusts (REITs)	0.6
Healthcare-Products	0.6
Foods	0.5%
Pharmaceuticals	0.5
Commercial Mortgage-Backed Security	0.5
Pipelines	0.5
Student Loan	0.4
Lodging	0.3
Biotechnology	0.3
Building Materials	0.3
Apparel	0.3
Mining	0.3
Agriculture	0.3
Engineering & Construction	0.3
Electrical Components & Equipment	0.3
Auto Manufacturers	0.3
Healthcare-Services	0.2
Transportation	0.2
Semiconductors	0.2
Real Estate	0.2
Electric Utilities	0.2
Miscellaneous Manufacturing	0.2
Home Furnishings	0.2

106.7
Options Written	(10.1)
Other assets in excess of liabilities	3.4

100.0%

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker— variation margin swaps	$67,713		—	$—
Credit contracts	Premiums paid for OTC swap agreements	166,782		Premiums received for OTC swap agreements	704,457
Credit contracts	Unaffiliated investments	26,480		Options written outstanding, at value	20,852
Credit contracts	Unrealized appreciation on OTC swap agreements	809,241		Unrealized depreciation on OTC swap agreements	227,087
Equity contracts	Due from/to broker-variation margin futures	4,225		—	—
Equity contracts	Unaffiliated investments	2,600		Options written outstanding, at value	2,570
Foreign exchange contracts	Unaffiliated investments	5,018,355		Options written outstanding, at value	4,470,434
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	423,160		Unrealized depreciation on OTC cross currency exchange contracts	229,029
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,396,420		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,792,357
Interest rate contracts	Due from/to broker— variation margin futures	285,022	*	Due from/to broker— variation margin futures	146,681	*
Interest rate contracts	Due from/to broker— variation margin swaps	1,467,734	*	Due from/to broker— variation margin swaps	1,737,832	*
Interest rate contracts	Premiums paid for OTC swap agreements	90		Premiums received for OTC swap agreements	109
Interest rate contracts	Unaffiliated investments	29,103		—	—
Interest rate contracts	—	—		Unrealized depreciation on OTC forward rate agreements	1,203

See Notes to Financial Statements.

78

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$780,237	Unrealized depreciation on OTC swap agreements	$221,585

		$11,477,162		$9,554,196

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$(8,758)	$24,412	$—	$—	$—	$328,258
Equity contracts	(3,205)	4,237	292	—	—	—
Foreign exchange contracts	(557,786)	651,745	—	(104,286)	—	—
Interest rate contracts	(10,073)	594	371,848	—	(3,050)	757,715

Total	$(579,822)	$680,988	$372,140	$(104,286)	$(3,050)	$1,085,973

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$(55,366)	$48,089	$—	$—	$—	$233,312
Equity contracts	(1,351)	1,410	4,225	—	—	—
Foreign exchange contracts	(2,219,809)	2,245,104	—	(248,152)	—	—
Interest rate contracts	9,586	7,661	345,627	—	6,147	(938,310)

Total	$(2,266,940)	$2,302,264	$349,852	$(248,152)	$6,147	$(704,998)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

For the six months ended April 30, 2019, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$6,929,186	$222,240,459	$34,916,810	$31,744,661	$43,977,124

Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(4)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$51,588,244	$9,317,691	$4,086,667	$212,199,101	$7,810,976

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Inflation Swap Agreements(2)
$28,170,333	$11,366,000	$2,512,891

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$90,389	$(90,389)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$164,237	$(129,013)	$35,224	$—	$35,224
Barclays Bank PLC	173,130	(187,062)	(13,932)	—	(13,932)

See Notes to Financial Statements.

80

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
BNP Paribas S.A.	$1,101,984	$(1,474,477)	$(372,493)	$295,839	$(76,654)
Citibank, N.A.	1,978,153	(1,051,765)	926,388	(830,000)	96,388
Citigroup Global Markets, Inc.	—	(1,203)	(1,203)	—	(1,203)
Deutsche Bank AG	1,503,526	(1,267,565)	235,961	(235,961)	—
Goldman Sachs International	1,378,974	(1,165,434)	213,540	—	213,540
HSBC Bank USA, N.A.	161,440	(103,880)	57,560	—	57,560
JPMorgan Chase Bank, N.A.	668,033	(548,763)	119,270	—	119,270
Morgan Stanley & Co. International PLC	2,480,595	(1,711,515)	769,080	(710,000)	59,080
The Toronto-Dominion Bank	4,870	(1,244)	3,626	—	3,626
UBS AG	34,926	(25,192)	9,734	—	9,734

	$9,649,868	$(7,667,113)	$1,982,755	$(1,480,122)	$502,633

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	81

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $90,389:
Unaffiliated investments (cost $47,115,127)	$44,472,637
Affiliated investments (cost $3,123,697)	3,123,754
Foreign currency, at value (cost $48,506)	49,469
Cash segregated for counterparty—OTC	190,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,396,420
Deposit with broker for centrally cleared/exchange-traded derivatives	1,863,729
Unrealized appreciation on OTC swap agreements	1,589,478
Dividends and interest receivable	476,987
Unrealized appreciation on OTC cross currency exchange contracts	423,160
Receivable for investments sold	317,759
Receivable for Fund shares sold	182,756
Premiums paid for OTC swap agreements	166,872
Due from broker—variation margin futures	65,698
Due from Manager	8,129
Prepaid expenses	284

Total Assets	55,327,132

Liabilities
Options written outstanding, at value (proceeds received $6,714,506)	4,493,856
Payable for investments purchased	2,181,877
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,792,357
Premiums received for OTC swap agreements	704,566
Unrealized depreciation on OTC swap agreements	448,672
Cash segregated from counterparty—OTC	350,000
Unrealized depreciation on OTC cross currency exchange contracts	229,029
Payable to broker for collateral for securities on loan	184,145
Payable for Fund shares reacquired	159,990
Accrued expenses and other liabilities	116,173
Due to broker—variation margin swaps	28,700
Unrealized depreciation on OTC forward rate agreements	1,203
Dividends payable	657
Distribution fee payable	486
Affiliated transfer agent fee payable	187

Total Liabilities	10,691,898

Net Assets	$44,635,234

Net assets were comprised of:
Shares of beneficial interest, at par	$4,413
Paid-in capital in excess of par	43,820,487
Total distributable earnings (loss)	810,334

Net assets, April 30, 2019	$44,635,234

See Notes to Financial Statements.

82

Class A
Net asset value and redemption price per share, ($1,320,671 ÷ 130,504 shares of beneficial interest issued and outstanding)	$10.12
Maximum sales charge (4.50% of offering price)	0.48

Maximum offering price to public	$10.60

Class C
Net asset value, offering price and redemption price per share,
($332,781 ÷ 32,952 shares of beneficial interest issued and outstanding)	$10.10

Class Z
Net asset value, offering price and redemption price per share,
($11,404,008 ÷ 1,126,953 shares of beneficial interest issued and outstanding)	$10.12

Class R6
Net asset value, offering price and redemption price per share,
($31,577,774 ÷ 3,122,568 shares of beneficial interest issued and outstanding)	$10.11

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	83

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Interest income	$693,310
Affiliated dividend income	28,990
Income from securities lending, net (including affiliated income of $220)	2,781

Total income	725,081

Expenses
Management fee	126,426
Distribution fee(a)	2,185
Custodian and accounting fees	112,289
Audit fee	31,262
Registration fees(a)	29,498
Shareholders’ reports	18,083
Legal fees and expenses	8,081
Trustees’ fees	5,999
Transfer agent’s fees and expenses (including affiliated expense of $471)(a)	2,630
Miscellaneous	7,123

Total expenses	343,576
Less: Fee waiver and/or expense reimbursement(a)	(194,869)

Net expenses	148,707

Net investment income (loss)	576,374

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $3)	(760,730)
Futures transactions	372,140
Forward rate agreement transactions	(3,050)
Forward and cross currency contract transactions	(104,286)
Options written transactions	680,988
Swap agreement transactions	1,085,973
Foreign currency transactions	172,276

1,443,311

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $81)	(1,403,256)
Futures	349,852
Forward rate agreements	6,147
Forward and cross currency contracts	(248,152)
Options written	2,302,264
Swap agreements	(704,998)
Foreign currencies	9,631

311,488

Net gain (loss) on investment and foreign currency transactions	1,754,799

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,331,173

See Notes to Financial Statements.

84

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	996	1,189	—	—
Registration fees	7,376	7,376	7,376	7,370
Transfer agent’s fees and expenses	818	207	1,574	31
Fee waiver and/or expense reimbursement	(11,176)	(8,486)	(29,873)	(145,334)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	85

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$576,374	$1,017,413
Net realized gain (loss) on investment and foreign currency transactions	1,443,311	586,466
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	311,488	(1,092,321)

Net increase (decrease) in net assets resulting from operations	2,331,173	511,558

Dividends and Distributions
Distributions from distributable earnings
Class A	(37,976)	(151,047)
Class C	(11,519)	(8,361)
Class Z	(229,616)	(268,505)
Class R6	(1,651,825)	(1,912,042)

	(1,930,936)	(2,339,955)

Fund share transactions
Net proceeds from shares sold	9,830,862	14,967,908
Net asset value of shares issued in reinvestment of dividends and distributions	1,924,590	2,334,897
Cost of shares reacquired	(1,048,406)	(14,112,711)

Net increase (decrease) in net assets from Fund share transactions	10,707,046	3,190,094

Total increase (decrease)	11,107,283	1,361,697

Net Assets:
Beginning of period	33,527,951	32,166,254

End of period	$44,635,234	$33,527,951

See Notes to Financial Statements.

86

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on January 28, 2000. The Trust currently consists of six funds: PGIM Global Dynamic Bond Fund (formerly known as PGIM Global Absolute Return Bond Fund), PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund (formerly known as PGIM Unconstrained Bond Fund), each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Global Dynamic Bond Fund (the “Fund”).

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

PGIM Global Dynamic Bond Fund	87

Notes to Financial Statements (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

88

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

PGIM Global Dynamic Bond Fund	89

Notes to Financial Statements (unaudited) (continued)

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign

90

currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the

PGIM Global Dynamic Bond Fund	91

Notes to Financial Statements (unaudited) (continued)

potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward

92

rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the

PGIM Global Dynamic Bond Fund	93

Notes to Financial Statements (unaudited) (continued)

contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset

94

amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

PGIM Global Dynamic Bond Fund	95

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net

96

assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in

PGIM Global Dynamic Bond Fund	97

Notes to Financial Statements (unaudited) (continued)

connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to and including $2.5 billion, 0.675% of the next $2.5 billion and 0.65% of the average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class C shares, 0.85% of average daily net assets for Class Z shares, and 0.80% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

98

For the reporting period ended April 30, 2019, PIMS received $3,211 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $58 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $15,930,183 and $4,718,736, respectively.

PGIM Global Dynamic Bond Fund	99

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$2,534,517	$12,083,398	$11,678,758	$—	$—	$2,939,157	2,939,157	$28,990
PGIM Institutional Money Market Fund*
303,228	91,813	210,528	81	3	184,597	184,541	220	**

$2,837,745	$12,175,211	$11,889,286	$81	$3	$3,123,754		$29,210

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Funds.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$43,230,082

Gross Unrealized Appreciation	12,994,700
Gross Unrealized Depreciation	(11,781,963)

Net Unrealized Appreciation	$1,212,737

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2018 of approximately $110,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

100

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,232 Class A shares, 1,201 Class C shares, and 3,112,189 Class R6 shares of the Fund. At reporting period end, three shareholders of record, each holding greater than 5% of the Fund, held 96% of the Fund’s outstanding shares, of which 71% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	73,769	$740,663
Shares issued in reinvestment of dividends and distributions	3,434	34,104
Shares reacquired	(4,997)	(50,209)

Net increase (decrease) in shares outstanding	72,206	$724,558

Year ended October 31, 2018:
Shares sold	974,161	$10,261,467
Shares issued in reinvestment of dividends and distributions	14,276	148,553
Shares reacquired	(967,756)	(10,133,020)

Net increase (decrease) in shares outstanding	20,681	$277,000

PGIM Global Dynamic Bond Fund	101

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2019:
Shares sold	10,630	$107,221
Shares issued in reinvestment of dividends and distributions	1,167	11,519
Shares reacquired	(1,531)	(15,398)

Net increase (decrease) in shares outstanding	10,266	$103,342

Year ended October 31, 2018:
Shares sold	15,206	$156,854
Shares issued in reinvestment of dividends and distributions	820	8,361
Shares reacquired	(35)	(348)

Net increase (decrease) in shares outstanding	15,991	$164,867

Class Z
Six months ended April 30, 2019:
Shares sold	883,922	$8,883,047
Shares issued in reinvestment of dividends and distributions	22,823	227,142
Shares reacquired	(97,511)	(976,138)

Net increase (decrease) in shares outstanding	809,234	$8,134,051

Year ended October 31, 2018:
Shares sold	436,247	$4,539,217
Shares issued in reinvestment of dividends and distributions	25,773	265,941
Shares reacquired	(388,443)	(3,979,336)

Net increase (decrease) in shares outstanding	73,577	$825,822

Class R6
Six months ended April 30, 2019:
Shares sold	9,892	$99,931
Shares issued in reinvestment of dividends and distributions	166,929	1,651,825
Shares reacquired	(659)	(6,661)

Net increase (decrease) in shares outstanding	176,162	$1,745,095

Year ended October 31, 2018:
Shares sold	1,022	$10,370
Shares issued in reinvestment of dividends and distributions	185,827	1,912,042
Shares reacquired	(1)	(7)

Net increase (decrease) in shares outstanding	186,848	$1,922,405

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a

102

per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

PGIM Global Dynamic Bond Fund	103

Notes to Financial Statements (unaudited) (continued)

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk: Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate

104

bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Global Dynamic Bond Fund	105

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		November 3, 2015(a) through October 31,
	2019		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.03		$10.56	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.25	0.27	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.48		(0.14)	0.86	0.08
Total from investment operations	0.62		0.11	1.13	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.53)		(0.57)	(0.50)	(0.19)
Tax return of capital distributions	-		-	-	(0.25)
Distributions from net realized gains	-		(0.07)	-	-
Total dividends and distributions	(0.53)		(0.64)	(0.50)	(0.44)
Net asset value, end of period	$10.12		$10.03	$10.56	$9.93
Total Return(c):	6.41%		1.00%	11.69%	3.86%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,321		$585	$397	$18
Average net assets (000)	$803		$1,984	$122	$13
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.20%	(f)	1.20%	1.20%	1.20%	(f)
Expenses before waivers and/or expense reimbursement	4.01%	(f)	2.77%	5.51%	3.93%	(f)
Net investment income (loss)	2.82%	(f)	2.43%	2.60%	2.99%	(f)
Portfolio turnover rate(g)	17%		106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

106

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		November 3, 2015(a) through October 31,
	2019		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.01		$10.54	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.19	0.21	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.48		(0.16)	0.82	0.08
Total from investment operations	0.58		0.03	1.03	0.30
Less Dividends and Distributions:
Dividends from net investment income	(0.49)		(0.49)	(0.42)	(0.17)
Tax return of capital distributions	-		-	-	(0.20)
Distributions from net realized gains	-		(0.07)	-	-
Total dividends and distributions	(0.49)		(0.56)	(0.42)	(0.37)
Net asset value, end of period	$10.10		$10.01	$10.54	$9.93
Total Return(c):	6.02%		0.26%	10.65%	3.13%
Ratios/Supplemental Data:
Net assets, end of period (000)	$333		$227	$71	$20
Average net assets (000)	$240		$162	$60	$12
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.95%	(f)	1.95%	1.95%	1.95%	(f)
Expenses before waivers and/or expense reimbursement	9.09%	(f)	12.20%	9.28%	4.92%	(f)
Net investment income (loss)	2.05%	(f)	1.81%	2.05%	2.22%	(f)
Portfolio turnover rate(g)	17%		106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	107

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		November 3, 2015(a) through October 31,
	2019		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.03		$10.56	$9.94	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.29	0.29	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.48		(0.15)	0.86	0.07
Total from investment operations	0.64		0.14	1.15	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.55)		(0.60)	(0.53)	(0.19)
Tax return of capital distributions	-		-	-	(0.27)
Distributions from net realized gains	-		(0.07)	-	-
Total dividends and distributions	(0.55)		(0.67)	(0.53)	(0.46)
Net asset value, end of period	$10.12		$10.03	$10.56	$9.94
Total Return(c):	6.59%		1.33%	11.85%	4.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,404		$3,186	$2,578	$135
Average net assets (000)	$5,077		$4,160	$784	$52
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.85%	(f)	0.87%	0.95%	0.95%	(f)
Expenses before waivers and/or expense reimbursement	2.04%	(f)	2.14%	2.75%	3.26%	(f)
Net investment income (loss)	3.16%	(f)	2.84%	2.78%	3.37%	(f)
Portfolio turnover rate(g)	17%		106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

108

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,		November 3, 2015(a) through October 31,
	2019		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.02		$10.55	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.30	0.32	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.48		(0.16)	0.82	0.08
Total from investment operations	0.64		0.14	1.14	0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.55)		(0.60)	(0.52)	(0.21)
Tax return of capital distributions	-		-	-	(0.25)
Distributions from net realized gains	-		(0.07)	-	-
Total dividends and distributions	(0.55)		(0.67)	(0.52)	(0.46)
Net asset value, end of period	$10.11		$10.02	$10.55	$9.93
Total Return(c):	6.62%		1.37%	11.86%	4.12%
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,578		$29,530	$29,120	$26,049
Average net assets (000)	$30,301		$29,353	$27,313	$24,926
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.80%	(f)	0.83%	0.95%	0.95%	(f)
Expenses before waivers and/or expense reimbursement	1.77%	(f)	1.76%	2.33%	2.61%	(f)
Net investment income (loss)	3.21%	(f)	2.89%	3.15%	3.19%	(f)
Portfolio turnover rate(g)	17%		106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	109

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Global Dynamic Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL DYNAMIC BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PAJAX	PAJCX	PAJZX	PAJQX
CUSIP	74440K645	74440K637	74440K611	74440K629

MF233E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2019